SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2024

Ultra Short Duration Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES — 36.3%
Automotive — 25.6%

Ally Auto Receivables Trust, Ser 2023-1, Cl A2
5.760%, 11/15/2026	$193	$194
Ally Bank Auto Credit-Linked Notes Series, Ser 2024-A, Cl B
5.827%, 05/17/2032 (A)	695	702
American Credit Acceptance Receivables Trust, Ser 2023-3, Cl A
6.000%, 03/12/2027 (A)	21	21
AmeriCredit Automobile Receivables Trust, Ser 2020-3, Cl D
1.490%, 09/18/2026	500	491
AmeriCredit Automobile Receivables Trust, Ser 2021-2, Cl C
1.010%, 01/19/2027	492	478
AmeriCredit Automobile Receivables Trust, Ser 2023-1, Cl A2A
5.840%, 10/19/2026	98	98
ARI Fleet Lease Trust, Ser 2023-A, Cl A3
5.330%, 02/17/2032 (A)	1,220	1,231
ARI Fleet Lease Trust, Ser 2023-B, Cl A2
6.050%, 07/15/2032 (A)	94	95
ARI Fleet Lease Trust, Ser 2024-A, Cl A2
5.300%, 11/15/2032 (A)	135	136
ARI Fleet Lease Trust, Ser 2024-B, Cl A2
5.540%, 04/15/2033 (A)	1,025	1,033
Avis Budget Rental Car Funding AESOP LLC, Ser 2019-3A, Cl A
2.360%, 03/20/2026 (A)	321	319
Avis Budget Rental Car Funding AESOP LLC, Ser 2020-2A, Cl B
2.960%, 02/20/2027 (A)	150	146
Avis Budget Rental Car Funding AESOP LLC, Ser 2022-3A, Cl A
4.620%, 02/20/2027 (A)	615	613
Bank of America Auto Trust, Ser 2023-1A, Cl A2
5.830%, 05/15/2026 (A)	225	226
Bank of America Auto Trust, Ser 2023-2A, Cl A2
5.850%, 08/17/2026 (A)	441	443
Bayview Opportunity Master Fund VII Trust, Ser 2024-CAR1F, Cl A
6.971%, 07/29/2032 (A)	337	338
BMW Vehicle Lease Trust, Ser 2023-2, Cl A3
5.990%, 09/25/2026	570	574
BMW Vehicle Lease Trust, Ser 2024-1, Cl A4
5.000%, 06/25/2027	250	251
BMW Vehicle Owner Trust, Ser 2022-A, Cl A3
3.210%, 08/25/2026	841	836

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Bridgecrest Lending Auto Securitization Trust, Ser 2023-1, Cl A2
6.340%, 07/15/2026	$14	$14
Bridgecrest Lending Auto Securitization Trust, Ser 2023-1, Cl A3
6.510%, 11/15/2027	1,180	1,189
Bridgecrest Lending Auto Securitization Trust, Ser 2024-1, Cl A2
5.820%, 09/15/2026	46	46
Bridgecrest Lending Auto Securitization Trust, Ser 2024-1, Cl A3
5.530%, 01/18/2028	1,060	1,064
Bridgecrest Lending Auto Securitization Trust, Ser 2024-3, Cl A3
5.340%, 04/17/2028	1,000	1,006
Bridgecrest Lending Auto Securitization Trust, Ser 2024-4, Cl A3
4.720%, 09/15/2028	730	729
Capital One Prime Auto Receivables Trust, Ser 2023-1, Cl A2
5.200%, 05/15/2026	37	37
CarMax Auto Owner Trust, Ser 2021-2, Cl A3
0.520%, 02/17/2026	20	20
CarMax Auto Owner Trust, Ser 2022-1, Cl A3
1.470%, 12/15/2026	693	681
CarMax Auto Owner Trust, Ser 2023-1, Cl A3
4.750%, 10/15/2027	294	294
CarMax Auto Owner Trust, Ser 2023-2, Cl A2A
5.500%, 06/15/2026	212	212
CarMax Auto Owner Trust, Ser 2023-3, Cl A2A
5.720%, 11/16/2026	346	347
CarMax Auto Owner Trust, Ser 2023-4, Cl A2A
6.080%, 12/15/2026	226	227
CarMax Auto Owner Trust, Ser 2024-1, Cl A2A
5.300%, 03/15/2027	426	427
CarMax Auto Owner Trust, Ser 2024-2, Cl A2A
5.650%, 05/17/2027	205	206
CarMax Auto Owner Trust, Ser 2024-3, Cl A2A
5.210%, 09/15/2027	1,000	1,004
CarMax Auto Owner Trust, Ser 2024-3, Cl A3
4.890%, 07/16/2029	145	146
CarMax Auto Owner Trust, Ser 2024-4, Cl A1
4.733%, 09/15/2025	405	405
CarMax Select Receivables Trust, Ser 2024-A, Cl A2A
5.780%, 09/15/2027	1,045	1,051

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2024

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Carvana Auto Receivables Trust, Ser 2021-N1, Cl A
0.700%, 01/10/2028	$219	$212
Carvana Auto Receivables Trust, Ser 2021-N2, Cl B
0.750%, 03/10/2028	37	35
Carvana Auto Receivables Trust, Ser 2021-N3, Cl B
0.660%, 06/12/2028	92	88
Carvana Auto Receivables Trust, Ser 2022-N1, Cl A2
3.210%, 12/11/2028 (A)	110	108
Carvana Auto Receivables Trust, Ser 2023-N3, Cl A
6.410%, 09/10/2027 (A)	104	105
Carvana Auto Receivables Trust, Ser 2023-P3, Cl A2
6.090%, 11/10/2026 (A)	31	31
Carvana Auto Receivables Trust, Ser 2023-P4, Cl A2
6.230%, 01/11/2027 (A)	142	142
Carvana Auto Receivables Trust, Ser 2023-P5, Cl A2
5.770%, 04/12/2027 (A)	69	69
Carvana Auto Receivables Trust, Ser 2024-N1, Cl A2
5.760%, 04/12/2027 (A)	165	166
Carvana Auto Receivables Trust, Ser 2024-P1, Cl A2
5.500%, 08/10/2027 (A)	95	95
CFMT LLC, Ser 2021-AL1, Cl B
1.390%, 09/22/2031 (A)	103	100
Chesapeake Funding II LLC, Ser 2021-1A, Cl A2
5.354%, SOFR30A + 0.344%, 04/15/2033 (A)(B)	12	12
Chesapeake Funding II LLC, Ser 2023-1A, Cl A1
5.650%, 05/15/2035 (A)	253	254
Citizens Auto Receivables Trust, Ser 2023-1, Cl A2A
6.130%, 07/15/2026 (A)	175	175
Citizens Auto Receivables Trust, Ser 2023-2, Cl A2A
6.090%, 10/15/2026 (A)	198	198
Citizens Auto Receivables Trust, Ser 2024-1, Cl A2A
5.430%, 10/15/2026 (A)	224	225
CPS Auto Receivables Trust, Ser 2023-B, Cl A
5.910%, 08/16/2027 (A)	80	80
CPS Auto Receivables Trust, Ser 2023-C, Cl A
6.130%, 09/15/2026 (A)	28	28

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
CPS Auto Receivables Trust, Ser 2023-D, Cl A
6.400%, 06/15/2027 (A)	$114	$115
CPS Auto Receivables Trust, Ser 2024-A, Cl A
5.710%, 09/15/2027 (A)	69	70
Credit Acceptance Auto Loan Trust, Ser 2023-3A, Cl A
6.390%, 08/15/2033 (A)	550	560
DT Auto Owner Trust, Ser 2023-1A, Cl A
5.480%, 04/15/2027 (A)	37	37
DT Auto Owner Trust, Ser 2023-2A, Cl A
5.880%, 04/15/2027 (A)	61	61
DT Auto Owner Trust, Ser 2023-3A, Cl A
6.290%, 08/16/2027 (A)	102	102
Enterprise Fleet Financing LLC, Ser 2021-2, Cl A2
0.480%, 05/20/2027 (A)	6	6
Enterprise Fleet Financing LLC, Ser 2022-2, Cl A2
4.650%, 05/21/2029 (A)	203	202
Enterprise Fleet Financing LLC, Ser 2022-3, Cl A2
4.380%, 07/20/2029 (A)	36	36
Enterprise Fleet Financing LLC, Ser 2022-4, Cl A2
5.760%, 10/22/2029 (A)	148	149
Enterprise Fleet Financing LLC, Ser 2023-1, Cl A2
5.510%, 01/22/2029 (A)	130	130
Enterprise Fleet Financing LLC, Ser 2023-2, Cl A2
5.560%, 04/22/2030 (A)	300	302
Enterprise Fleet Financing LLC, Ser 2023-3, Cl A2
6.400%, 03/20/2030 (A)	796	810
Enterprise Fleet Financing LLC, Ser 2024-1, Cl A2
5.230%, 03/20/2030 (A)	244	245
Enterprise Fleet Financing LLC, Ser 2024-2, Cl A2
5.740%, 12/20/2026 (A)	180	181
Enterprise Fleet Financing LLC, Ser 2024-4, Cl A1
4.724%, 10/21/2025 (A)	465	465
Enterprise Fleet Financing LLC, Ser 2024-4, Cl A2
4.690%, 07/20/2027 (A)	970	968
Exeter Automobile Receivables Trust, Ser 2024-2A, Cl A2
5.700%, 05/15/2026	131	132
FHF Trust, Ser 2021-2A, Cl A
0.830%, 12/15/2026 (A)	23	23

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2024

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
FHF Trust, Ser 2022-1A, Cl A
4.430%, 01/18/2028 (A)	$101	$101
Fifth Third Auto Trust, Ser 2023-1, Cl A2A
5.800%, 11/16/2026	205	205
First Investors Auto Owner Trust, Ser 2022-1A, Cl A
2.030%, 01/15/2027 (A)	166	165
First Investors Auto Owner Trust, Ser 2023-1A, Cl A
6.440%, 10/16/2028 (A)	296	300
Flagship Credit Auto Trust, Ser 2023-2, Cl A2
5.760%, 04/15/2027 (A)	86	86
Flagship Credit Auto Trust, Ser 2023-3, Cl A2
5.890%, 07/15/2027 (A)	137	138
Ford Credit Auto Lease Trust, Ser 2024-A, Cl A2A
5.240%, 07/15/2026	241	241
Ford Credit Auto Owner Trust, Ser 2018-1, Cl A
3.190%, 07/15/2031 (A)	480	478
Ford Credit Auto Owner Trust, Ser 2020-1, Cl A
2.040%, 08/15/2031 (A)	1,400	1,388
Ford Credit Auto Owner Trust, Ser 2024-C, Cl A2A
4.320%, 08/15/2027	385	384
Foursight Capital Automobile Receivables Trust, Ser 2023-1, Cl A2
5.430%, 10/15/2026 (A)	6	6
Foursight Capital Automobile Receivables Trust, Ser 2023-2, Cl A2
5.990%, 05/15/2028 (A)	189	190
GECU Auto Receivables Trust, Ser 2023-1A, Cl A2
5.950%, 03/15/2027 (A)	488	489
GLS Auto Receivables Issuer Trust, Ser 2024-1A, Cl A3
5.400%, 09/15/2027 (A)	930	933
GLS Auto Select Receivables Trust, Ser 2023-2A, Cl A2
6.370%, 06/15/2028 (A)	196	198
GM Financial Automobile Leasing Trust, Ser 2023-2, Cl A2A
5.440%, 10/20/2025	42	42
GM Financial Automobile Leasing Trust, Ser 2023-3, Cl A2A
5.580%, 01/20/2026	112	112
GM Financial Automobile Leasing Trust, Ser 2024-3, Cl A1
4.745%, 10/20/2025	772	772

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
GM Financial Consumer Automobile Receivables Trust, Ser 2023-1, Cl A3
4.660%, 02/16/2028	$525	$525
GM Financial Consumer Automobile Receivables Trust, Ser 2023-3, Cl A2A
5.740%, 09/16/2026	221	221
GTE Auto Receivables Trust, Ser 2023-1, Cl A2
5.650%, 08/17/2026 (A)	239	240
Harley-Davidson Motorcycle Trust, Ser 2023-A, Cl A2A
5.320%, 06/15/2026	32	32
Hertz Vehicle Financing III LLC, Ser 2023-1A, Cl A
5.490%, 06/25/2027 (A)	980	986
Honda Auto Receivables Owner Trust, Ser 2023-2, Cl A2
5.410%, 04/15/2026	157	157
Huntington Auto Trust, Ser 2024-1A, Cl A2
5.500%, 03/15/2027 (A)	607	608
Hyundai Auto Lease Securitization Trust, Ser 2023-A, Cl A3
5.050%, 01/15/2026 (A)	150	150
Hyundai Auto Lease Securitization Trust, Ser 2023-C, Cl A2A
5.850%, 03/16/2026 (A)	469	470
Hyundai Auto Receivables Trust, Ser 2023-B, Cl A2A
5.770%, 05/15/2026	164	164
LAD Auto Receivables Trust, Ser 2022-1A, Cl A
5.210%, 06/15/2027 (A)	61	61
LAD Auto Receivables Trust, Ser 2023-3A, Cl A2
6.090%, 06/15/2026 (A)	39	39
LAD Auto Receivables Trust, Ser 2024-1A, Cl A2
5.440%, 11/16/2026 (A)	452	453
LAD Auto Receivables Trust, Ser 2024-2A, Cl A2
5.700%, 03/15/2027 (A)	724	726
LAD Auto Receivables Trust, Ser 2024-3A, Cl A2
4.640%, 11/15/2027 (A)	305	305
Lendbuzz Securitization Trust, Ser 2021-1A, Cl A
1.460%, 06/15/2026 (A)	68	67
Lendbuzz Securitization Trust, Ser 2023-3A, Cl A2
7.500%, 12/15/2028 (A)	234	239
Mercedes-Benz Auto Lease Trust, Ser 2023-A, Cl A3
4.740%, 01/15/2027	1,024	1,024

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2024

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Mercedes-Benz Auto Lease Trust, Ser 2024-B, Cl A2A
4.570%, 12/15/2026	$115	$115
NextGear Floorplan Master Owner Trust, Ser 2022-1A, Cl A2
2.800%, 03/15/2027 (A)	175	174
Nissan Auto Lease Trust, Ser 2023-B, Cl A2A
5.740%, 08/15/2025	23	23
Nissan Auto Lease Trust, Ser 2024-A, Cl A2A
5.110%, 10/15/2026	447	448
Nissan Auto Receivables Owner Trust, Ser 2023-A, Cl A2A
5.340%, 02/17/2026	54	54
OCCU Auto Receivables Trust, Ser 2023-1A, Cl A2
6.230%, 04/15/2027 (A)	298	299
Octane Receivables Trust, Ser 2023-3A, Cl A2
6.440%, 03/20/2029 (A)	811	822
OneMain Direct Auto Receivables Trust, Ser 2019-1A, Cl A
3.630%, 09/14/2027 (A)	156	154
Porsche Innovative Lease Owner Trust, Ser 2024-2A, Cl A1
4.766%, 10/20/2025 (A)	620	620
Prestige Auto Receivables Trust, Ser 2023-1A, Cl B
5.550%, 04/15/2027 (A)	1,360	1,362
Prestige Auto Receivables Trust, Ser 2023-2A, Cl A2
6.240%, 01/15/2027 (A)	484	486
Santander Bank Auto Credit-Linked Notes, Ser 2022-B, Cl B
5.721%, 08/16/2032 (A)	70	70
Santander Bank Auto Credit-Linked Notes, Ser 2022-C, Cl B
6.451%, 12/15/2032 (A)	81	82
Santander Bank Auto Credit-Linked Notes, Ser 2023-A, Cl B
6.493%, 06/15/2033 (A)	305	307
Santander Drive Auto Receivables Trust, Ser 2022-2, Cl C
3.760%, 07/16/2029	585	577
Santander Drive Auto Receivables Trust, Ser 2022-4, Cl B
4.420%, 11/15/2027	825	823
Santander Drive Auto Receivables Trust, Ser 2023-3, Cl A2
6.080%, 08/17/2026	9	9
Santander Drive Auto Receivables Trust, Ser 2024-1, Cl A2
5.710%, 02/16/2027	66	66

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust, Ser 2024-2, Cl A2
5.800%, 09/15/2027	$280	$281
Santander Retail Auto Lease Trust, Ser 2022-A, Cl B
1.610%, 01/20/2026 (A)	54	54
SBNA Auto Lease Trust, Ser 2023-A, Cl A2
6.270%, 04/20/2026 (A)	496	498
SBNA Auto Lease Trust, Ser 2024-A, Cl A3
5.390%, 11/20/2026 (A)	545	548
SBNA Auto Lease Trust, Ser 2024-C, Cl A2
4.940%, 11/20/2026 (A)	75	75
SFS Auto Receivables Securitization Trust, Ser 2023-1A, Cl A2A
5.890%, 03/22/2027 (A)	63	63
SFS Auto Receivables Securitization Trust, Ser 2024-1A, Cl A2
5.350%, 06/21/2027 (A)	114	114
SFS Auto Receivables Securitization Trust, Ser 2024-3A, Cl A2
4.710%, 05/22/2028 (A)	815	814
Tesla Auto Lease Trust, Ser 2023-A, Cl A2
5.860%, 08/20/2025 (A)	44	44
Tesla Auto Lease Trust, Ser 2023-B, Cl A2
6.020%, 09/22/2025 (A)	120	120
Tesla Electric Vehicle Trust, Ser 2023-1, Cl A2A
5.540%, 12/21/2026 (A)	377	378
Toyota Auto Receivables Owner Trust, Ser 2023-C, Cl A2A
5.600%, 08/17/2026	787	789
Toyota Lease Owner Trust, Ser 2024-B, Cl A3
4.210%, 09/20/2027 (A)	305	303
Tricolor Auto Securitization Trust, Ser 2023-1A, Cl A
6.480%, 08/17/2026 (A)	–	–
USAA Auto Owner Trust, Ser 2023-A, Cl A2
5.830%, 07/15/2026 (A)	77	77
Volkswagen Auto Lease Trust, Ser 2023-A, Cl A2A
5.870%, 01/20/2026	457	458
Westlake Automobile Receivables Trust, Ser 2021-1A, Cl D
1.230%, 04/15/2026 (A)	125	124
Westlake Automobile Receivables Trust, Ser 2023-1A, Cl A2A
5.510%, 06/15/2026 (A)	17	17
Westlake Automobile Receivables Trust, Ser 2023-2A, Cl A2A
5.870%, 07/15/2026 (A)	56	56
Westlake Automobile Receivables Trust, Ser 2023-2A, Cl A3
5.800%, 02/16/2027 (A)	715	717

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2024

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Westlake Automobile Receivables Trust, Ser 2023-3A, Cl A2A
5.960%, 10/15/2026 (A)	$323	$324
Westlake Automobile Receivables Trust, Ser 2023-4A, Cl A2
6.230%, 01/15/2027 (A)	342	343
Westlake Automobile Receivables Trust, Ser 2023-4A, Cl A3
6.240%, 07/15/2027 (A)	480	487
Westlake Automobile Receivables Trust, Ser 2023-P1, Cl A2
5.890%, 02/16/2027 (A)	656	660
Westlake Automobile Receivables Trust, Ser 2024-3A, Cl A1
4.919%, 10/15/2025 (A)	45	45
Westlake Flooring Master Trust, Ser 2024-1A, Cl A
5.430%, 02/15/2028 (A)	45	45
Westlake Flooring Master Trust, Ser 2024-1A, Cl B
6.070%, 02/15/2028 (A)	830	837
Wheels Fleet Lease Funding 1 LLC, Ser 2023-1A, Cl A
5.800%, 04/18/2038 (A)	431	433
Wheels Fleet Lease Funding 1 LLC, Ser 2023-2A, Cl A
6.460%, 08/18/2038 (A)	377	383
World Omni Auto Receivables Trust, Ser 2021-C, Cl A3
0.440%, 08/17/2026	51	51
World Omni Select Auto Trust, Ser 2023-A, Cl A2A
5.920%, 03/15/2027	112	112
		52,483

Credit Card — 0.5%

American Express Credit Account Master Trust, Ser 2023-1, Cl A
4.870%, 05/15/2028	100	101
Barclays Dryrock Issuance Trust, Ser 2023-1, Cl A
4.720%, 02/15/2029	130	130
CARDS II Trust, Ser 2024-1A, Cl A
5.525%, SOFRRATE + 0.680%, 07/15/2029 (A)(B)	410	411
Discover Card Execution Note Trust, Ser 2022-A2, Cl A
3.320%, 05/15/2027	340	337
		979

Miscellaneous Business Services — 10.2%

Affirm Asset Securitization Trust, Ser 2021-Z2, Cl A
1.170%, 11/16/2026 (A)	10	10

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Affirm Asset Securitization Trust, Ser 2022-X1, Cl A
1.750%, 02/15/2027 (A)	$2	$2
Affirm Asset Securitization Trust, Ser 2023-A, Cl 1A
6.610%, 01/18/2028 (A)	265	266
Affirm Asset Securitization Trust, Ser 2023-X1, Cl A
7.110%, 11/15/2028 (A)	133	133
Affirm Asset Securitization Trust, Ser 2024-A, Cl A
5.610%, 02/15/2029 (A)	115	116
Amur Equipment Finance Receivables XI LLC, Ser 2022-2A, Cl A2
5.300%, 06/21/2028 (A)	84	84
Amur Equipment Finance Receivables XIII LLC, Ser 2024-1A, Cl A2
5.380%, 01/21/2031 (A)	602	606
Apidos CLO XII, Ser 2024-12A, Cl ARR
5.736%, TSFR3M + 1.080%, 04/15/2031 (A)(B)	405	405
Apidos CLO XV, Ser 2018-15A, Cl A1RR
5.889%, TSFR3M + 1.272%, 04/20/2031 (A)(B)	233	234
Apidos CLO XXIV, Ser 2021-24A, Cl A1AL
5.829%, TSFR3M + 1.212%, 10/20/2030 (A)(B)	235	235
Aqua Finance Trust, Ser 2021-A, Cl A
1.540%, 07/17/2046 (A)	102	93
Auxilior Term Funding LLC, Ser 2023-1A, Cl A2
6.180%, 12/15/2028 (A)	159	160
BHG Securitization Trust, Ser 2022-A, Cl A
1.710%, 02/20/2035 (A)	65	65
BHG Securitization Trust, Ser 2022-C, Cl A
5.320%, 10/17/2035 (A)	13	13
Blue Owl Asset Leasing Trust LLC, Ser 2024-1A, Cl A1
4.867%, 10/15/2025 (A)	100	100
Carbone CLO, Ser 2017-1A, Cl A1
6.019%, TSFR3M + 1.402%, 01/20/2031 (A)(B)	133	133
Carlyle Global Market Strategies CLO, Ser 2018-1A, Cl A1R2
5.879%, TSFR3M + 1.232%, 04/17/2031 (A)(B)	287	287
Carlyle Global Market Strategies CLO, Ser 2021-1A, Cl AR3
5.859%, TSFR3M + 1.242%, 07/20/2031 (A)(B)	237	238
CCG Receivables Trust, Ser 2023-1, Cl A2
5.820%, 09/16/2030 (A)	215	217

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2024

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
CIFC Funding, Ser 2017-1A, Cl ARR
6.003%, TSFR3M + 1.372%, 01/22/2031 (A)(B)	$180	$180
CIFC Funding, Ser 2018-3A, Cl AR
5.749%, TSFR3M + 1.132%, 04/19/2029 (A)(B)	81	81
CNH Equipment Trust, Ser 2023-A, Cl A2
5.340%, 09/15/2026	256	257
CNH Equipment Trust, Ser 2024-C, Cl A2A
4.300%, 02/18/2028	415	413
Daimler Trucks Retail Trust, Ser 2023-1, Cl A2
6.030%, 09/15/2025	114	114
Dell Equipment Finance Trust, Ser 2023-2, Cl A2
5.840%, 01/22/2029 (A)	189	189
Dell Equipment Finance Trust, Ser 2023-3, Cl A2
6.100%, 04/23/2029 (A)	113	113
Dewolf Park CLO, Ser 2021-1A, Cl AR
5.838%, TSFR3M + 1.182%, 10/15/2030 (A)(B)	342	342
Dext ABS LLC, Ser 2023-2, Cl A2
6.560%, 05/15/2034 (A)	321	324
DLLAA LLC, Ser 2023-1A, Cl A2
5.930%, 07/20/2026 (A)	112	112
DLLAD LLC, Ser 2021-1A, Cl A3
0.640%, 09/21/2026 (A)	111	110
DLLAD LLC, Ser 2023-1A, Cl A2
5.190%, 04/20/2026 (A)	98	98
DLLMT LLC, Ser 2023-1A, Cl A2
5.780%, 11/20/2025 (A)	127	128
DLLST LLC, Ser 2024-1A, Cl A2
5.330%, 01/20/2026 (A)	119	120
Dryden 58 Clo, Ser 2018-58A, Cl A1
5.909%, TSFR3M + 1.262%, 07/17/2031 (A)(B)	389	390
FirstKey Homes Trust, Ser 2020-SFR2, Cl A
1.266%, 10/19/2037 (A)	436	423
Granite Park Equipment Leasing LLC, Ser 2023-1A, Cl A2
6.510%, 05/20/2030 (A)	367	371
GreatAmerica Leasing Receivables Funding LLC, Ser 2023-1, Cl A2
5.350%, 02/16/2026 (A)	370	371
GreatAmerica Leasing Receivables Funding LLC, Ser 2024-1, Cl A2
5.320%, 08/17/2026 (A)	850	852
Hilton Grand Vacations Trust, Ser 2020-AA, Cl A
2.740%, 02/25/2039 (A)	48	47
HPEFS Equipment Trust, Ser 2022-3A, Cl A3
5.430%, 08/20/2029 (A)	301	301

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
HPEFS Equipment Trust, Ser 2023-2A, Cl A2
6.040%, 01/21/2031 (A)	$165	$166
HPEFS Equipment Trust, Ser 2024-1A, Cl A3
5.180%, 05/20/2031 (A)	740	743
John Deere Owner Trust, Ser 2023-A, Cl A2
5.280%, 03/16/2026	62	62
John Deere Owner Trust, Ser 2023-C, Cl A2
5.760%, 08/17/2026	422	423
John Deere Owner Trust, Ser 2024-C, Cl A2A
4.360%, 08/16/2027	160	159
KKR CLO, Ser 2017-11, Cl AR
6.098%, TSFR3M + 1.442%, 01/15/2031 (A)(B)	160	160
KKR CLO, Ser 2018-21, Cl A
5.918%, TSFR3M + 1.262%, 04/15/2031 (A)(B)	291	292
Kubota Credit Owner Trust, Ser 2023-2A, Cl A2
5.610%, 07/15/2026 (A)	369	370
LCM XXIII, Ser 2020-23A, Cl A1R
5.949%, TSFR3M + 1.332%, 10/20/2029 (A)(B)	1	1
LCM XXIV, Ser 2021-24A, Cl AR
5.859%, TSFR3M + 1.242%, 03/20/2030 (A)(B)	103	103
M&T Equipment Notes, Ser 2023-1A, Cl A2
6.090%, 07/15/2030 (A)	298	299
Madison Park Funding XVII, Ser 2021-17A, Cl AR2
5.879%, TSFR3M + 1.262%, 07/21/2030 (A)(B)	251	251
Madison Park Funding XXX, Ser 2024-30A, Cl A1R
6.561%, TSFR3M + 1.360%, 07/16/2037 (A)(B)	875	878
Marlette Funding Trust, Ser 2023-2A, Cl A
6.040%, 06/15/2033 (A)	2	2
Marlette Funding Trust, Ser 2023-3A, Cl A
6.490%, 09/15/2033 (A)	24	24
MMAF Equipment Finance LLC, Ser 2020-BA, Cl A4
0.660%, 11/15/2027 (A)	250	245
MMAF Equipment Finance LLC, Ser 2021-A, Cl A3
0.560%, 06/13/2028 (A)	43	42
MMAF Equipment Finance LLC, Ser 2023-A, Cl A2
5.790%, 11/13/2026 (A)	218	219
MMAF Equipment Finance LLC, Ser 2024-A, Cl A2
5.200%, 09/13/2027 (A)	928	930
Navient Private Education Refi Loan Trust, Ser 2020-DA, Cl A
1.690%, 05/15/2069 (A)	287	267

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2024

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Navient Private Education Refi Loan Trust, Ser 2021-A, Cl A
0.840%, 05/15/2069 (A)	$366	$329
Neuberger Berman Loan Advisers CLO, Ser 2024-25A, Cl AR2
6.032%, TSFR3M + 1.400%, 07/18/2038 (A)(B)	750	750
OCP CLO, Ser 2018-5A, Cl A1R
5.959%, TSFR3M + 1.342%, 04/26/2031 (A)(B)	53	53
OneMain Financial Issuance Trust, Ser 2022-S1, Cl A
4.130%, 05/14/2035 (A)	550	545
OZLM VIII, Ser 2021-8A, Cl A1R3
5.889%, TSFR3M + 1.242%, 10/17/2029 (A)(B)	36	36
Palmer Square Loan Funding, Ser 2021-4A, Cl A1
5.718%, TSFR3M + 1.062%, 10/15/2029 (A)(B)	190	191
Palmer Square Loan Funding, Ser 2024-1A, Cl A1
6.161%, TSFR3M + 1.050%, 10/15/2032 (A)(B)	525	525
PFS Financing, Ser 2022-C, Cl A
3.890%, 05/15/2027 (A)	475	472
Prosper Marketplace Issuance Trust Series, Ser 2023-1A, Cl A
7.060%, 07/16/2029 (A)	29	29
SCF Equipment Leasing, Ser 2023-1A, Cl A2
6.560%, 01/22/2030 (A)	384	390
Symphony Static CLO I, Ser 2021-1A, Cl A
5.718%, TSFR3M + 1.092%, 10/25/2029 (A)(B)	206	206
T-Mobile US Trust, Ser 2024-1A, Cl A
5.050%, 09/20/2029 (A)	350	352
Verizon Master Trust, Ser 2022-4, Cl A
3.400%, 11/20/2028	685	680
Verizon Master Trust, Ser 2022-7, Cl A1A
5.230%, 11/22/2027	1,325	1,325
VFI ABS LLC, Ser 2023-1A, Cl A
7.270%, 03/26/2029 (A)	145	147
Volvo Financial Equipment LLC, Ser 2024-1A, Cl A1
5.073%, 09/15/2025 (A)	204	205
Voya CLO, Ser 2018-2A, Cl A1R
5.858%, TSFR3M + 1.232%, 04/25/2031 (A)(B)	183	183

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Voya CLO, Ser 2020-2A, Cl A1RR
5.929%, TSFR3M + 1.282%, 04/17/2030 (A)(B)	$69	$69
		20,856

Total Asset-Backed Securities
(Cost $74,003) ($ Thousands)		74,318

CORPORATE OBLIGATIONS — 28.2%
Communication Services — 1.0%
AT&T
5.539%, 02/20/2026	300	300
Charter Communications Operating LLC
6.150%, 11/10/2026	425	434
T-Mobile USA
3.500%, 04/15/2025	1,360	1,351

		2,085

Consumer Discretionary — 2.7%
AutoZone
5.050%, 07/15/2026	450	454
Daimler Truck Finance North America LLC
5.686%, SOFRRATE + 0.750%, 12/13/2024 (A)(B)	600	600
Ford Motor Credit LLC MTN
4.389%, 01/08/2026	1,220	1,205
General Motors
6.125%, 10/01/2025	1,065	1,075
Home Depot
5.203%, SOFRRATE + 0.330%, 12/24/2025 (B)	1,045	1,045
Hyundai Capital America
6.250%, 11/03/2025 (A)	250	254
5.450%, 06/24/2026 (A)	275	277
O'Reilly Automotive
5.750%, 11/20/2026	210	214
Volkswagen Group of America Finance LLC
1.250%, 11/24/2025 (A)	330	318

		5,442

Consumer Staples — 0.3%
Element Fleet Management
5.643%, 03/13/2027 (A)	290	294
Kenvue
5.500%, 03/22/2025	275	275

		569

Energy — 1.1%
Columbia Pipelines Holding LLC
6.055%, 08/15/2026 (A)	55	56
Occidental Petroleum
5.875%, 09/01/2025	375	377

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2024

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
ONEOK
5.550%, 11/01/2026	$450	$456
Ovintiv
5.650%, 05/15/2025	400	401
Western Midstream Operating
3.100%, 02/01/2025	400	397
Williams
5.400%, 03/02/2026	485	488

		2,175

Financials — 15.7%
ABN AMRO Bank
6.339%, H15T1Y + 1.650%, 09/18/2027 (A)(B)	300	308
American Express
4.990%, SOFRRATE + 0.999%, 05/01/2026 (B)	275	275
3.950%, 08/01/2025	325	323
Ares Capital
7.000%, 01/15/2027	250	258
Athene Global Funding
5.684%, 02/23/2026 (A)	170	171
5.349%, 07/09/2027 (A)	270	272
Bank of America
5.650%, 08/18/2025	325	327
5.080%, SOFRRATE + 1.290%, 01/20/2027 (B)	275	276
Bank of America MTN
1.319%, SOFRRATE + 1.150%, 06/19/2026 (B)	1,615	1,577
Bank of Montreal MTN
5.522%, SOFRINDX + 0.620%, 09/15/2026 (B)	675	674
Banque Federative du Credit Mutuel
4.935%, 01/26/2026 (A)	350	350
4.524%, 07/13/2025 (A)	250	250
Barclays PLC
2.852%, SOFRRATE + 2.714%, 05/07/2026 (B)	235	232
BPCE
5.203%, 01/18/2027 (A)	300	303
5.029%, 01/15/2025 (A)	345	345
Canadian Imperial Bank of Commerce
5.237%, 06/28/2027	240	243
Capital One Financial
4.985%, SOFRRATE + 2.160%, 07/24/2026 (B)	250	250
Citigroup
5.610%, SOFRRATE + 1.546%, 09/29/2026 (B)	1,395	1,403
5.546%, SOFRRATE + 0.694%, 01/25/2026 (B)	350	350

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Citizens Bank
5.284%, SOFRRATE + 1.020%, 01/26/2026 (B)	$250	$250
Commonwealth Bank of Australia
5.439%, SOFRRATE + 0.520%, 06/15/2026 (A)(B)	425	426
Cooperatieve Rabobank UA
1.106%, H15T1Y + 0.550%, 02/24/2027 (A)(B)	1,250	1,189
Cooperatieve Rabobank UA MTN
5.500%, 07/18/2025	250	252
Corebridge Financial
3.500%, 04/04/2025	230	229
Corebridge Global Funding
5.750%, 07/02/2026 (A)	180	183
Credit Agricole
5.589%, 07/05/2026 (A)	420	426
Danske Bank
6.466%, H15T1Y + 2.100%, 01/09/2026 (A)(B)	350	351
Danske Bank MTN
6.259%, H15T1Y + 1.180%, 09/22/2026 (A)(B)	305	308
Deutsche Bank NY
6.284%, SOFRRATE + 1.219%, 11/16/2027 (B)	550	548
Equitable Financial Life Global Funding
5.500%, 12/02/2025 (A)	300	302
Goldman Sachs Bank USA NY
5.414%, SOFRRATE + 0.750%, 05/21/2027 (B)	325	328
Goldman Sachs Group
5.798%, SOFRRATE + 1.075%, 08/10/2026 (B)	1,535	1,545
HSBC Holdings PLC
7.336%, SOFRRATE + 3.030%, 11/03/2026 (B)	300	307
JPMorgan Chase
4.080%, SOFRRATE + 1.320%, 04/26/2026 (B)	1,605	1,597
Lloyds Banking Group PLC
5.462%, H15T1Y + 1.375%, 01/05/2028 (B)	200	202
1.627%, H15T1Y + 0.850%, 05/11/2027 (B)	1,335	1,270
Manufacturers & Traders Trust
5.400%, 11/21/2025	300	302
4.650%, 01/27/2026	460	458
Morgan Stanley
5.050%, SOFRRATE + 1.295%, 01/28/2027 (B)	275	276
Morgan Stanley MTN
4.679%, SOFRRATE + 1.669%, 07/17/2026 (B)	1,610	1,605

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2024

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Morgan Stanley Bank
5.479%, 07/16/2025	$375	$377
4.754%, 04/21/2026	250	251
Nationwide Building Society
6.557%, SOFRRATE + 1.910%, 10/18/2027 (A)(B)	250	258
Pacific Life Global Funding II
5.500%, 08/28/2026 (A)	250	254
PNC Financial Services Group
6.615%, SOFRINDX + 1.730%, 10/20/2027 (B)	175	181
5.812%, SOFRRATE + 1.322%, 06/12/2026 (B)	200	201
5.300%, SOFRRATE + 1.342%, 01/21/2028 (B)	90	91
Principal Life Global Funding II
5.000%, 01/16/2027 (A)	235	237
Royal Bank of Canada
4.784%, 12/12/2025 (A)	1,030	1,031
Societe Generale
5.903%, SOFRRATE + 1.050%, 01/21/2026 (A)(B)	425	425
4.351%, 06/13/2025 (A)	500	499
1.488%, H15T1Y + 1.100%, 12/14/2026 (A)(B)	1,360	1,302
Standard Chartered PLC
7.776%, H15T1Y + 3.100%, 11/16/2025 (A)(B)	300	300
6.170%, H15T1Y + 2.050%, 01/09/2027 (A)(B)	350	354
State Street
5.520%, SOFRRATE + 0.640%, 10/22/2027 (B)	355	356
Toronto-Dominion Bank
3.815%, 07/25/2025 (A)	1,215	1,208
Toronto-Dominion Bank MTN
5.526%, SOFRRATE + 0.590%, 09/10/2026 (B)	425	425
3.766%, 06/06/2025	1,020	1,014
Truist Financial MTN
4.260%, SOFRRATE + 1.456%, 07/28/2026 (B)	860	855
UBS Group
1.305%, SOFRINDX + 0.980%, 02/02/2027 (A)(B)	1,365	1,303
Wells Fargo Bank
5.550%, 08/01/2025	325	327
4.811%, 01/15/2026	350	351

		32,141

Health Care — 3.0%
Amgen
5.250%, 03/02/2025	275	275

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Baxter International
5.434%, SOFRINDX + 0.440%, 11/29/2024 (B)	$425	$425
Bayer US Finance LLC
6.125%, 11/21/2026 (A)	200	204
Bon Secours Mercy Health
3.382%, 11/01/2025	290	284
CVS Health
5.000%, 02/20/2026	275	275
GE HealthCare Technologies
5.550%, 11/15/2024	375	375
HCA
5.250%, 04/15/2025	1,075	1,076
Humana
5.700%, 03/13/2026	275	275
Illumina
5.800%, 12/12/2025	300	303
Pfizer Investment Enterprises Pte
4.650%, 05/19/2025	1,280	1,279
Royalty Pharma PLC
1.200%, 09/02/2025	1,240	1,203
Solventum
5.450%, 02/25/2027 (A)	225	228

		6,202

Industrials — 1.1%
AerCap Ireland Capital DAC
6.100%, 01/15/2027	250	256
1.750%, 01/30/2026	1,355	1,303
Penske Truck Leasing LP
5.750%, 05/24/2026 (A)	250	253
Sodexo
1.634%, 04/16/2026 (A)	500	476

		2,288

Information Technology — 0.5%
Oracle
1.650%, 03/25/2026	1,090	1,044

Materials — 0.5%
International Flavors & Fragrances
1.230%, 10/01/2025 (A)	375	363
Newmont
5.300%, 03/15/2026	560	565
Nutrien
5.900%, 11/07/2024	175	175

		1,103

Utilities — 2.3%
Alliant Energy Finance LLC
5.400%, 06/06/2027 (A)	260	263
American Electric Power
5.699%, 08/15/2025	350	352

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2024

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Consumers 2023 Securitization Funding LLC
5.550%, 03/01/2028	$173	$175
Edison International
3.550%, 11/15/2024	275	275
NextEra Energy Capital Holdings
6.051%, 03/01/2025	200	201
5.749%, 09/01/2025	225	226
Pacific Gas and Electric
5.905%, SOFRINDX + 0.950%, 09/04/2025 (B)	995	997
Sempra
5.400%, 08/01/2026	370	374
Southern California Edison
5.350%, 03/01/2026	1,315	1,326
Spire
5.300%, 03/01/2026	400	402

		4,591

Total Corporate Obligations
(Cost $57,420) ($ Thousands)		57,640

U.S. TREASURY OBLIGATIONS — 18.7%
U.S. Treasury Bill
5.224%, 11/19/2024 (C)	2,050	2,045
5.203%, 11/26/2024 (C)	2,050	2,044
5.001%, 12/24/2024 (C)	2,000	1,987
4.834%, 01/07/2025 (C)	1,550	1,537
4.815%, 01/14/2025 (C)	1,525	1,511
4.729%, 11/12/2024 (C)	2,775	2,771
4.308%, 04/03/2025 (C)	1,125	1,104
U.S. Treasury Note
3.750%, 08/31/2026	2,000	1,985
0.750%, 05/31/2026	1,050	995
U.S. Treasury Notes
4.250%, 05/31/2025	4,200	4,195
4.000%, 12/15/2025	7,215	7,192
3.875%, 03/31/2025	915	912
2.875%, 06/15/2025	2,000	1,982
1.250%, 12/31/2026	1,575	1,482
0.500%, 02/28/2026	6,935	6,600

Total U.S. Treasury Obligations
(Cost $38,326) ($ Thousands)		38,342

MORTGAGE-BACKED SECURITIES — 13.3%
Agency Mortgage-Backed Obligations — 2.3%
FHLMC
7.113%, H15T1Y + 2.151%, 02/01/2030(B)	1	1
4.050%, 08/28/2025	860	857

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
3.000%, 03/01/2030	$52	$50
FHLMC Multifamily Structured Pass-Through Certificates, Ser KVAD, Cl A
3.116%, 07/25/2025	300	296
FHLMC REMIC, Ser 2011-3786, Cl ED
4.000%, 09/15/2039	240	238
FHLMC REMIC, Ser 2015-4479, Cl TA
3.000%, 07/15/2034	761	742
FNMA
6.465%, H15T1Y + 2.215%, 01/01/2029(B)	2	2
6.000%, 01/01/2027	2	2
3.500%, 08/01/2032	207	201
3.000%, 10/01/2030 to 12/01/2030	346	334
2.885%, 01/01/2025	89	88
FNMA REMIC, Ser 2001-33, Cl FA
5.421%, SOFR30A + 0.564%, 07/25/2031(B)	2	2
FNMA REMIC, Ser 2002-64, Cl FG
5.272%, SOFR30A + 0.364%, 10/18/2032(B)	–	–
FNMA REMIC, Ser 2012-137, Cl UE
1.750%, 09/25/2041	73	70
FNMA REMIC, Ser 2012-63, Cl MA
4.000%, 06/25/2040	50	49
FNMA REMIC, Ser 2015-57, Cl CA
3.000%, 08/25/2034	210	205
FNMA, Ser M13, Cl A2
2.700%, 06/25/2025(B)	198	195
GNMA, Ser 2022-177, Cl LA
3.500%, 01/20/2052	1,333	1,308

		4,640
Non-Agency Mortgage-Backed Obligations — 11.0%
Accredited Mortgage Loan Trust, Ser 2004-4, Cl A1A
5.100%, TSFR1M + 0.794%, 01/25/2035(B)	15	15
Angel Oak Mortgage Trust LLC, Ser 2020-1, Cl A1
2.466%, 12/25/2059(A)(B)	18	17
Angel Oak Mortgage Trust LLC, Ser 2020-2, Cl A1A
2.531%, 01/26/2065(A)(B)	112	103
Angel Oak Mortgage Trust LLC, Ser 2020-3, Cl A1
1.691%, 04/25/2065(A)(B)	120	112
Angel Oak Mortgage Trust LLC, Ser 2020-4, Cl A1
1.469%, 06/25/2065(A)(B)	64	60
Angel Oak Mortgage Trust LLC, Ser 2020-R1, Cl A1
0.990%, 04/25/2053(A)(B)	47	44

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2024

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Angel Oak Mortgage Trust LLC, Ser 2021-1, Cl A1
0.909%, 01/25/2066(A)(B)	$196	$164
Angel Oak Mortgage Trust LLC, Ser 2021-3, Cl A1
1.068%, 05/25/2066(A)(B)	183	156
Arroyo Mortgage Trust, Ser 2019-3, Cl A1
2.962%, 10/25/2048(A)(B)	72	68
Banc of America Mortgage Securities, Ser 2005-F, Cl 2A2
6.382%, 07/25/2035(B)	18	17
Banc of America Mortgage Securities, Ser 2005-J, Cl 2A1
5.537%, 11/25/2035(B)	3	3
Bank of America Merrill Lynch Commercial Mortgage Trust, Ser BNK3, Cl ASB
3.366%, 02/15/2050	211	207
BBCMS Mortgage Trust, Ser 2020-C8, Cl A1
0.601%, 10/15/2053	19	19
Bear Stearns ARM Trust, Ser 2005-3, Cl 2A1
5.201%, 06/25/2035(B)	8	8
Bear Stearns ARM Trust, Ser 2005-6, Cl 3A1
6.714%, 08/25/2035(B)	22	21
Benchmark Mortgage Trust, Ser 2020-B17, Cl A2
2.211%, 03/15/2053	320	302
BMO MORTGAGE TRUST, Ser C3, Cl A1
5.252%, 09/15/2054(B)	288	288
BPR Trust, Ser 2021-TY, Cl A
5.969%, TSFR1M + 1.164%, 09/15/2038(A)(B)	960	952
BRAVO Residential Funding Trust, Ser 2020-NQM1, Cl A1
1.449%, 05/25/2060(A)(B)	45	43
BRAVO Residential Funding Trust, Ser 2021-NQM1, Cl A1
0.941%, 02/25/2049(A)(B)	81	75
BRAVO Residential Funding Trust, Ser 2021-NQM2, Cl A1
0.970%, 03/25/2060(A)(B)	60	58
BRAVO Residential Funding Trust, Ser 2021-NQM3, Cl A1
1.699%, 04/25/2060(A)(B)	145	136
BSPRT, Ser 2022-FL8, Cl A
6.510%, SOFR30A + 1.500%, 02/15/2037(A)(B)	369	369
Bunker Hill Loan Depositary Trust, Ser 2020-1, Cl A1
1.724%, 02/25/2055(A)(B)	33	32
BWAY Mortgage Trust, Ser 2015-1515, Cl A1
2.809%, 03/10/2033(A)	27	27

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
BX Commercial Mortgage Trust, Ser 2021-SOAR, Cl B
5.789%, TSFR1M + 0.984%, 06/15/2038(A)(B)	$758	$755
BX Commercial Mortgage Trust, Ser 2021-VINO, Cl A
5.571%, TSFR1M + 0.767%, 05/15/2038(A)(B)	226	225
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl A
5.618%, TSFR1M + 0.814%, 09/15/2036(A)(B)	275	273
BX Trust, Ser 2021-LGCY, Cl A
5.425%, TSFR1M + 0.620%, 10/15/2036(A)(B)	600	594
BX Trust, Ser 2022-LBA6, Cl A
5.786%, TSFR1M + 1.000%, 01/15/2039(A)(B)	375	374
BX, Ser 2021-MFM1, Cl B
5.869%, TSFR1M + 1.064%, 01/15/2034(A)(B)	385	383
CFCRE Commercial Mortgage Trust, Ser 2017-C8, Cl ASB
3.367%, 06/15/2050	279	275
Chase Mortgage Finance, Ser 2021-CL1, Cl M1
6.057%, SOFR30A + 1.200%, 02/25/2050(A)(B)	229	224
Citigroup Commercial Mortgage Trust, Ser 2015-P1, Cl AAB
3.470%, 09/15/2048	60	59
Citigroup Commercial Mortgage Trust, Ser 2016-P3, Cl AAB
3.127%, 04/15/2049	151	150
Citigroup Commercial Mortgage Trust, Ser GC37, Cl AAB
3.098%, 04/10/2049	100	98
Citigroup Mortgage Loan Trust, Ser 2004-HYB3, Cl 1A
5.188%, 09/25/2034(B)	5	5
Citigroup Mortgage Loan Trust, Ser 2006-AR2, Cl 1A1
5.636%, 03/25/2036(B)	31	24
Citigroup Mortgage Loan Trust, Ser 2018-RP2, Cl A1
3.500%, 02/25/2058(A)(B)	72	70
CML Mortgage Pass-Through Trust, Ser 2004-29, Cl 1A1
5.392%, TSFR1M + 0.654%, 02/25/2035(B)	3	3
COLT Funding LLC, Ser 2021-3R, Cl A1
1.051%, 12/25/2064(A)(B)	89	79

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2024

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
COLT Mortgage Loan Trust, Ser 2020-2R, Cl A1
1.325%, 10/26/2065(A)(B)	$76	$69
COLT Mortgage Loan Trust, Ser 2020-3, Cl A1
1.506%, 04/27/2065(A)(B)	23	23
COLT Mortgage Loan Trust, Ser 2021-1, Cl A1
0.910%, 06/25/2066(A)(B)	158	133
COLT Mortgage Loan Trust, Ser 2021-2, Cl A1
0.924%, 08/25/2066(A)(B)	230	187
COLT Mortgage Loan Trust, Ser 2021-2R, Cl A1
0.798%, 07/27/2054(A)	65	57
COLT Mortgage Loan Trust, Ser 2021-4, Cl A1
1.397%, 10/25/2066(A)(B)	395	330
COLT Mortgage Loan Trust, Ser 2021-HX1, Cl A1
1.110%, 10/25/2066(A)(B)	379	315
Connecticut Avenue Securities Trust, Ser 2024-R03, Cl 2M1
6.007%, SOFR30A + 1.150%, 03/25/2044(A)(B)	145	145
CSAIL Commercial Mortgage Trust, Ser C14, Cl ASB
4.359%, 11/15/2051(B)	125	124
CSMC Trust, Ser 2021-AFC1, Cl A1
0.830%, 03/25/2056(A)(B)	174	141
Deephaven Residential Mortgage Trust, Ser 2021-1, Cl A1
0.715%, 05/25/2065(A)(B)	43	40
Deephaven Residential Mortgage Trust, Ser 2021-2, Cl A1
0.899%, 04/25/2066(A)(B)	63	56
Ellington Financial Mortgage Trust, Ser 2019-2, Cl A1
2.739%, 11/25/2059(A)(B)	14	14
Ellington Financial Mortgage Trust, Ser 2020-2, Cl A1
1.178%, 10/25/2065(A)(B)	29	27
Ellington Financial Mortgage Trust, Ser 2021-1, Cl A1
0.797%, 02/25/2066(A)(B)	37	31
Ellington Financial Mortgage Trust, Ser 2021-2, Cl A1
0.931%, 06/25/2066(A)(B)	120	99
ELP Commercial Mortgage Trust, Ser 2021-ELP, Cl A
5.620%, TSFR1M + 0.815%, 11/15/2038(A)(B)	529	526

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Extended Stay America Trust, Ser 2021-ESH, Cl B
6.299%, TSFR1M + 1.494%, 07/15/2038(A)(B)	$222	$222
FHLMC STACR REMIC Trust, Ser 2022-DNA2, Cl M1A
6.157%, SOFR30A + 1.300%, 02/25/2042(A)(B)	82	82
FHLMC STACR REMIC Trust, Ser 2024-HQA1, Cl M1
6.107%, SOFR30A + 1.250%, 03/25/2044(A)(B)	252	253
FNMA Connecticut Avenue Securities, Ser 2016-C03, Cl 2M2
10.871%, SOFR30A + 6.014%, 10/25/2028(B)	128	134
FREMF Mortgage Trust, Ser K45, Cl B
3.600%, 04/25/2048(A)(B)	230	229
GCAT Trust, Ser 2020-NQM2, Cl A1
2.555%, 04/25/2065(A)(D)	45	43
GCAT Trust, Ser 2021-CM1, Cl A
2.469%, 04/25/2065(A)(B)	166	156
GCAT Trust, Ser 2021-NQM1, Cl A1
0.874%, 01/25/2066(A)(B)	91	79
GCAT Trust, Ser 2021-NQM5, Cl A1
1.262%, 07/25/2066(A)(B)	582	477
GMAC Mortgage Loan Trust, Ser 2005-AR6, Cl 2A1
3.739%, 11/19/2035(B)	63	51
GS Mortgage Securities Trust, Ser 2015-GS1, Cl AAB
3.553%, 11/10/2048	26	26
GS Mortgage Securities Trust, Ser 2016-GS3, Cl AAB
2.777%, 10/10/2049	171	169
GSR Mortgage Loan Trust, Ser 2005-AR4, Cl 2A1
6.635%, 07/25/2035(B)	68	35
GSR Mortgage Loan Trust, Ser 2007-AR2, Cl 1A1
4.345%, 05/25/2037(B)	56	30
Impac CMB Trust, Ser 2004-9, Cl 1A1
5.612%, TSFR1M + 0.874%, 01/25/2035(B)	9	9
Impac CMB Trust, Ser 2005-2, Cl 1A1
5.372%, TSFR1M + 0.634%, 04/25/2035(B)	12	11
Impac CMB Trust, Ser 2005-3, Cl A1
5.332%, TSFR1M + 0.594%, 08/25/2035(B)	14	13
Impac CMB Trust, Ser 2005-5, Cl A1
5.492%, TSFR1M + 0.434%, 08/25/2035(B)	9	9

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2024

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Impac CMB Trust, Ser 2005-8, Cl 1A
5.372%, TSFR1M + 0.634%, 02/25/2036(B)	$30	$27
Imperial Fund Mortgage Trust, Ser 2021-NQM1, Cl A1
1.071%, 06/25/2056(A)(B)	239	204
Imperial Fund Mortgage Trust, Ser 2021-NQM2, Cl A1
1.073%, 09/25/2056(A)(B)	180	148
Imperial Fund Mortgage Trust, Ser 2021-NQM3, Cl A1
1.595%, 11/25/2056(A)(B)	194	161
JP Morgan Chase Commercial Mortgage Securities Trust, Ser JP1, Cl ASB
3.733%, 01/15/2049	129	128
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C31, Cl ASB
3.540%, 08/15/2048	33	33
JPMDB Commercial Mortgage Securities Trust, Ser C5, Cl ASB
3.492%, 03/15/2050	1,004	986
JPMorgan Mortgage Trust, Ser 2005-A6, Cl 7A1
5.565%, 08/25/2035(B)	11	10
JPMorgan Mortgage Trust, Ser 2007-A3, Cl 1A1
4.764%, 05/25/2037(B)	26	22
JPMorgan Mortgage Trust, Ser 2014-5, Cl A1
2.708%, 10/25/2029(A)(B)	505	489
JPMorgan Mortgage Trust, Ser 2018-7FRB, Cl A2
5.602%, TSFR1M + 0.864%, 04/25/2046(A)(B)	65	64
LSTAR Commercial Mortgage Trust, Ser 2016-4, Cl A2
2.579%, 03/10/2049(A)	244	241
Merrill Lynch Mortgage Backed Securities Trust, Ser 2007-3, Cl 2A1
4.917%, 06/25/2037(B)	33	19
Metlife Securitization Trust, Ser 2017-1A, Cl A
3.000%, 04/25/2055(A)(B)	44	41
MF1, Ser 2022-FL8, Cl A
6.109%, TSFR1M + 1.350%, 02/19/2037(A)(B)	387	386
MFA Trust, Ser 2020-NQM1, Cl A1
2.479%, 03/25/2065(A)(B)	34	33
MFA Trust, Ser 2020-NQM3, Cl A1
1.014%, 01/26/2065(A)(B)	49	45
MFA Trust, Ser 2021-INV1, Cl A1
0.852%, 01/25/2056(A)(B)	65	62
MFA Trust, Ser 2021-NQM1, Cl A1
1.153%, 04/25/2065(A)(B)	101	94

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
MFA Trust, Ser 2021-NQM2, Cl A1
1.029%, 11/25/2064(A)(B)	$140	$121
MHC Commercial Mortgage Trust, Ser 2021-MHC, Cl B
6.019%, TSFR1M + 1.215%, 04/15/2038(A)(B)	536	533
MHP, Ser 2021-STOR, Cl A
5.619%, TSFR1M + 0.814%, 07/15/2038(A)(B)	155	154
MHP, Ser 2022-MHIL, Cl A
5.619%, TSFR1M + 0.815%, 01/15/2027(A)(B)	187	185
Mill City Mortgage Loan Trust, Ser 2017-3, Cl A1
2.750%, 01/25/2061(A)(B)	171	169
Mill City Mortgage Loan Trust, Ser 2018-1, Cl A1
3.250%, 05/25/2062(A)(B)	23	22
Mill City Mortgage Loan Trust, Ser 2018-3, Cl A1
3.500%, 08/25/2058(A)(B)	146	143
Mill City Mortgage Loan Trust, Ser 2018-4, Cl A1B
3.500%, 04/25/2066(A)(B)	625	609
Mill City Mortgage Loan Trust, Ser 2019-1, Cl A1
3.250%, 10/25/2069(A)(B)	85	82
Mill City Mortgage Loan Trust, Ser 2021-NMR1, Cl A1
1.125%, 11/25/2060(A)(B)	90	85
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C21, Cl ASB
3.150%, 03/15/2048	6	6
Morgan Stanley Capital I Trust, Ser 2019-H6, Cl A2
3.228%, 06/15/2052	17	17
Morgan Stanley Capital I Trust, Ser H3, Cl ASB
4.120%, 07/15/2051	72	71
Morgan Stanley Capital I Trust, Ser HR2, Cl ASB
3.509%, 12/15/2050	128	125
MortgageIT Trust, Ser 2005-5, Cl A1
5.372%, TSFR1M + 0.634%, 12/25/2035(B)	23	22
New Residential Mortgage Loan Trust, Ser 2017-3A, Cl A1
4.000%, 04/25/2057(A)(B)	73	70
New Residential Mortgage Loan Trust, Ser 2017-6A, Cl A1
4.000%, 08/27/2057(A)(B)	167	159
New Residential Mortgage Loan Trust, Ser 2018-1A, Cl A1
3.825%, 09/25/2057(A)(B)	81	75

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2024

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust, Ser 2019-NQM4, Cl A1
2.492%, 09/25/2059(A)(B)	$26	$24
New Residential Mortgage Loan Trust, Ser 2020-NQM2, Cl A1
1.650%, 05/24/2060(A)(B)	40	38
New Residential Mortgage Loan Trust, Ser 2021-NQ2R, Cl A1
0.941%, 10/25/2058(A)(B)	54	50
New Residential Mortgage Loan Trust, Ser 2021-NQM3, Cl A1
1.156%, 11/27/2056(A)(B)	287	249
OBX Trust, Ser 2018-1, Cl A2
5.502%, TSFR1M + 0.764%, 06/25/2057(A)(B)	12	11
OBX Trust, Ser 2021-NQM4, Cl A1
1.957%, 10/25/2061(A)(B)	421	351
Paragon Mortgages No. 12 PLC, Ser 2006-12A, Cl A2C
5.600%, TSFR3M + 0.220%, 11/15/2038(A)(B)	36	35
PRPM LLC, Ser 2021-RPL1, Cl A1
1.319%, 07/25/2051(A)(D)	88	80
Residential Mortgage Loan Trust, Ser 2020-1, Cl A1
2.376%, 01/26/2060(A)(B)	15	14
RFMSI Trust, Ser 2007-SA3, Cl 2A1
5.371%, 07/27/2037(B)	40	30
Sequoia Mortgage Trust, Ser 2004-12, Cl A1
5.414%, TSFR1M + 0.654%, 01/20/2035(B)	4	4
Sequoia Mortgage Trust, Ser 2018-CH3, Cl A1
4.500%, 08/25/2048(A)(B)	4	4
SREIT Trust, Ser 2021-MFP, Cl B
5.998%, TSFR1M + 1.194%, 11/15/2038(A)(B)	455	451
SREIT Trust, Ser MFP, Cl A
5.649%, TSFR1M + 0.845%, 11/15/2038(A)(B)	96	95
STAR Trust, Ser 2021-1, Cl A1
1.219%, 05/25/2065(A)(B)	92	85
Starwood Mortgage Residential Trust, Ser 2020-1, Cl A1
2.275%, 02/25/2050(A)(B)	11	11
Starwood Mortgage Residential Trust, Ser 2020-3, Cl A1
1.486%, 04/25/2065(A)(B)	23	22
Starwood Mortgage Residential Trust, Ser 2021-2, Cl A1
0.943%, 05/25/2065(A)(B)	38	36
Starwood Mortgage Residential Trust, Ser 2021-3, Cl A1
1.127%, 06/25/2056(A)(B)	216	182

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Towd Point Mortgage Trust, Ser 2017-4, Cl A1
2.750%, 06/25/2057(A)(B)	$96	$93
Towd Point Mortgage Trust, Ser 2017-5, Cl A1
5.452%, TSFR1M + 0.714%, 02/25/2057(A)(B)	34	36
Towd Point Mortgage Trust, Ser 2017-6, Cl A1
2.750%, 10/25/2057(A)(B)	36	35
Towd Point Mortgage Trust, Ser 2018-1, Cl A1
3.000%, 01/25/2058(A)(B)	18	18
Towd Point Mortgage Trust, Ser 2018-2, Cl A1
3.250%, 03/25/2058(A)(B)	102	100
Towd Point Mortgage Trust, Ser 2018-3, Cl A1
3.750%, 05/25/2058(A)(B)	25	25
Towd Point Mortgage Trust, Ser 2018-5, Cl A1A
3.250%, 07/25/2058(A)(B)	202	198
Towd Point Mortgage Trust, Ser 2021-SJ1, Cl A1
2.250%, 07/25/2068(A)(B)	401	380
TRK Trust, Ser 2021-INV1, Cl A1
1.153%, 07/25/2056(A)(B)	145	126
TTAN, Ser 2021-MHC, Cl B
6.019%, TSFR1M + 1.214%, 03/15/2038(A)(B)	212	211
UBS Commercial Mortgage Trust, Ser C4, Cl ASB
3.366%, 10/15/2050	483	473
Verus Securitization Trust, Ser 2019-INV3, Cl A1
3.692%, 11/25/2059(A)(B)	29	28
Verus Securitization Trust, Ser 2020-1, Cl A1
3.417%, 01/25/2060(A)(D)	15	15
Verus Securitization Trust, Ser 2020-4, Cl A1
2.502%, 05/25/2065(A)(D)	50	48
Verus Securitization Trust, Ser 2021-1, Cl A1
0.815%, 01/25/2066(A)(B)	84	74
Verus Securitization Trust, Ser 2021-1, Cl A2
1.052%, 01/25/2066(A)(B)	167	148
Verus Securitization Trust, Ser 2021-2, Cl A1
1.031%, 02/25/2066(A)(B)	103	92
Verus Securitization Trust, Ser 2021-R1, Cl A1
0.820%, 10/25/2063(A)(B)	120	113
Verus Securitization Trust, Ser 2021-R2, Cl A1
0.918%, 02/25/2064(A)(B)	150	136

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2024

Ultra Short Duration Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Verus Securitization Trust, Ser 2021-R3, Cl A1
1.020%, 04/25/2064(A)(B)	$81	$75
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR2, Cl 1A1
4.569%, 03/25/2036(B)	44	40
Wells Fargo Commercial Mortgage Trust, Ser 2015-NXS2, Cl A2
3.020%, 07/15/2058	118	117
Wells Fargo Commercial Mortgage Trust, Ser 2016-C32, Cl ASB
3.324%, 01/15/2059	40	40
Wells Fargo Commercial Mortgage Trust, Ser BNK1, Cl ASB
2.514%, 08/15/2049	92	90
Wells Fargo Commercial Mortgage Trust, Ser C31, Cl A3
3.427%, 11/15/2048	433	429
Wells Fargo Commercial Mortgage Trust, Ser C34, Cl ASB
2.911%, 06/15/2049	72	71
Wells Fargo Commercial Mortgage Trust, Ser C39, Cl ASB
3.212%, 09/15/2050	135	132
Wells Fargo Commercial Mortgage Trust, Ser C41, Cl ASB
3.390%, 11/15/2050	201	198
Wells Fargo Commercial Mortgage Trust, Ser NXS6, Cl ASB
2.827%, 11/15/2049	144	143

		22,529
Total Mortgage-Backed Securities
(Cost $28,289) ($ Thousands)		27,169

MUNICIPAL BONDS — 1.2%
Florida — 0.2%
County, of Miami-Dade Florida Aviation Revenue, Ser B, RB
2.949%, 10/01/2025	390	384

New Jersey — 0.3%
New Jersey Transportation Trust Fund Authority, Ser BB, RB
4.608%, 06/15/2026	595	595

New York — 0.2%
City of New York New York, Ser D-2, GO
4.267%, 10/01/2026	330	329

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Pennsylvania — 0.1%
Pennsylvania Higher Educational Facilities Authority, RB, AGC
4.961%, 11/01/2025	$205	$205

Texas — 0.4%
City of San Antonio Texas, GO
5.635%, 02/01/2026	880	882

Total Municipal Bonds
(Cost $2,394) ($ Thousands)		2,395

COMMERCIAL PAPER — 0.2%
S&P Global Inc
4.883%, 11/04/2024 (C)	500	500

Total Commercial Paper
(Cost $500) ($ Thousands)		500

REPURCHASE AGREEMENT(E) — 2.0%
BNP Paribas
4.850%, dated 10/31/2024 to be repurchased on 11/01/2024, repurchase price $4,000,539 (collateralized by U.S. Government obligations, ranging in par value $1,000 - $1,266,299, 0.000% - 7.500%, 03/27/2025 – 09/15/2059; with a total market value $4,080,000)	4,000	4,000
Total Repurchase Agreement
(Cost $4,000) ($ Thousands)		4,000

Total Investments in Securities — 99.9%
(Cost $204,932) ($ Thousands)		$204,364

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2024

Ultra Short Duration Bond Fund (Concluded)

A list of the open futures contracts held by the Fund at October 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
U.S. 2-Year Treasury Note	1	Dec-2024	$206	$206	$–

Short Contracts
U.S. 10-Year Treasury Note	(7)	Dec-2024	$(801)	$(773)	$28
			$(595)	$(567)	$28

Percentages are based on Net Assets of $204,589 ($ Thousands).
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On October 31, 2024, the value of these securities amounted to $83,270 ($ Thousands), representing 40.7% of the Net Assets of the Fund.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Interest rate represents the security's effective yield at the time of purchase.
(D)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(E)	Tri-Party Repurchase Agreement.

See “Glossary” for abbreviations.

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2024

Short-Duration Government Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 77.9%
Agency Mortgage-Backed Obligations — 77.9%
FHLMC
6.969%, H15T1Y + 2.247%, 04/01/2029(A)	$–	$1
6.000%, 12/01/2052 to 03/01/2053	2,310	2,344
5.500%, 02/01/2053	2,706	2,697
4.500%, 11/01/2024 to 12/01/2039	697	683
4.000%, 01/01/2033 to 07/01/2049	4,204	4,083
3.500%, 01/01/2029 to 05/01/2035	10,316	10,071
3.000%, 12/01/2031 to 12/01/2046	7,949	7,281
2.500%, 06/01/2030 to 02/01/2032	2,989	2,841
2.000%, 05/01/2036 to 06/01/2036	2,352	2,108
1.500%, 09/01/2041	513	414
FHLMC Multifamily Structured Pass-Through Certificates, Ser K052, Cl A1
2.598%, 01/25/2025	349	347
FHLMC Multifamily Structured Pass-Through Certificates, Ser K060, Cl A1
2.958%, 07/25/2026	839	827
FHLMC Multifamily Structured Pass-Through Certificates, Ser K066, Cl X1, IO
0.741%, 06/25/2027(A)	17,328	268
FHLMC Multifamily Structured Pass-Through Certificates, Ser K107, Cl X1, IO
1.590%, 01/25/2030(A)	12,197	823
FHLMC Multifamily Structured Pass-Through Certificates, Ser K125, Cl X1, IO
0.579%, 11/15/2054(A)	13,513	384
FHLMC Multifamily Structured Pass-Through Certificates, Ser K128, Cl X1, IO
0.513%, 03/25/2031(A)	10,128	262
FHLMC Multifamily Structured Pass-Through Certificates, Ser K154, Cl X1, IO
0.353%, 01/25/2033(A)	14,649	398
FHLMC Multifamily Structured Pass-Through Certificates, Ser K510, Cl A2
5.069%, 10/25/2028(A)	2,365	2,401
FHLMC Multifamily Structured Pass-Through Certificates, Ser K511, Cl A2
4.860%, 10/25/2028	3,190	3,217
FHLMC Multifamily Structured Pass-Through Certificates, Ser K514, Cl A2
4.572%, 12/25/2028	4,600	4,593
FHLMC Multifamily Structured Pass-Through Certificates, Ser K516, Cl A2
5.477%, 01/25/2029	14,000	14,459
FHLMC Multifamily Structured Pass-Through Certificates, Ser K517, Cl A2
5.355%, 01/25/2029(A)	6,620	6,800
FHLMC Multifamily Structured Pass-Through Certificates, Ser K528, Cl A2
4.508%, 07/25/2029	3,300	3,283

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through Certificates, Ser K737, Cl X1, IO
0.620%, 10/25/2026(A)	$21,052	$217
FHLMC Multifamily Structured Pass-Through Certificates, Ser K742, Cl X1, IO
0.772%, 03/25/2028(A)	7,515	124
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF60, Cl A
5.768%, SOFR30A + 0.604%, 02/25/2026(A)	1,530	1,531
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF62, Cl A
5.758%, SOFR30A + 0.594%, 04/25/2026(A)	2,984	2,986
FHLMC Multifamily Structured Pass-Through Certificates, Ser KF72, Cl A
5.778%, SOFR30A + 0.614%, 10/25/2026(A)	493	492
FHLMC REMIC, Ser 2003-2571, Cl FY
5.874%, SOFR30A + 0.864%, 12/15/2032(A)	1,371	1,378
FHLMC REMIC, Ser 2006-3148, Cl CF
5.524%, SOFR30A + 0.514%, 02/15/2034(A)	60	60
FHLMC REMIC, Ser 2006-3153, Cl FX
5.474%, SOFR30A + 0.464%, 05/15/2036(A)	45	44
FHLMC REMIC, Ser 2006-3174, Cl FA
5.424%, SOFR30A + 0.414%, 04/15/2036(A)	901	890
FHLMC REMIC, Ser 2006-3219, Cl EF
5.524%, SOFR30A + 0.514%, 04/15/2032(A)	1,322	1,312
FHLMC REMIC, Ser 2007-3339, Cl HF
5.644%, SOFR30A + 0.634%, 07/15/2037(A)	1,347	1,337
FHLMC REMIC, Ser 2010-3628, Cl PJ
4.500%, 01/15/2040	545	537
FHLMC REMIC, Ser 2010-3781, Cl YB
3.500%, 12/15/2030	1,170	1,141
FHLMC REMIC, Ser 2011-3786, Cl ED
4.000%, 09/15/2039	2,246	2,231
FHLMC REMIC, Ser 2011-3788, Cl FA
5.654%, SOFR30A + 0.644%, 01/15/2041(A)	1,893	1,879
FHLMC REMIC, Ser 2011-3930, Cl KE
4.000%, 09/15/2041	8,559	8,292
FHLMC REMIC, Ser 2011-3930, Cl AI, IO
3.500%, 09/15/2026	51	1
FHLMC REMIC, Ser 2012-4018, Cl AI, IO
3.500%, 03/15/2027	36	–
FHLMC REMIC, Ser 2012-4083, Cl DI, IO
4.000%, 07/15/2027	41	1

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2024

Short-Duration Government Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC, Ser 2012-4114, Cl MB
3.000%, 10/15/2032	$2,911	$2,786
FHLMC REMIC, Ser 2012-4117, Cl P
1.250%, 07/15/2042	963	842
FHLMC REMIC, Ser 2012-4142, Cl PT
1.250%, 12/15/2027	518	497
FHLMC REMIC, Ser 2012-4146, Cl AB
1.125%, 12/15/2027	533	513
FHLMC REMIC, Ser 2013-4170, Cl QI, IO
3.000%, 05/15/2032	87	1
FHLMC REMIC, Ser 2013-4176, Cl KI, IO
4.000%, 03/15/2028	79	2
FHLMC REMIC, Ser 2013-4178, Cl BI, IO
3.000%, 03/15/2033	276	21
FHLMC REMIC, Ser 2013-4178, Cl MI, IO
2.500%, 03/15/2028	103	3
FHLMC REMIC, Ser 2013-4182, Cl IE, IO
2.500%, 03/15/2028	110	3
FHLMC REMIC, Ser 2013-4195, Cl AI, IO
3.000%, 04/15/2028	282	9
FHLMC REMIC, Ser 2013-4199, Cl QI, IO
2.500%, 05/15/2028	161	5
FHLMC REMIC, Ser 2013-4220, Cl IE, IO
4.000%, 06/15/2028	54	1
FHLMC REMIC, Ser 2013-4223, Cl AL
3.000%, 08/15/2042	795	742
FHLMC REMIC, Ser 2013-4247, Cl LA
3.000%, 03/15/2043	2,094	1,904
FHLMC REMIC, Ser 2014-4340, Cl MI, IO
4.500%, 02/15/2027	266	6
FHLMC REMIC, Ser 2014-4344, Cl KZ
3.500%, 05/15/2034	5,075	4,841
FHLMC REMIC, Ser 2014-4419, Cl CW
2.500%, 10/15/2037	1,247	1,206
FHLMC REMIC, Ser 2015-4456, Cl BA
3.000%, 05/15/2044	653	616
FHLMC REMIC, Ser 2015-4471, Cl GA
3.000%, 02/15/2044	900	846
FHLMC REMIC, Ser 2015-4484, Cl Cl, IO
4.000%, 07/15/2030	255	15
FHLMC REMIC, Ser 2015-4535, Cl PA
3.000%, 03/15/2044	1,711	1,634
FHLMC REMIC, Ser 2016-4620, Cl IO, IO
5.000%, 09/15/2033	413	59
FHLMC REMIC, Ser 2017-4650, Cl LP
3.000%, 09/15/2045	382	366
FHLMC REMIC, Ser 2017-4654, Cl AK
3.000%, 07/15/2044	2,219	2,146
FHLMC REMIC, Ser 2017-4657, Cl PU
3.000%, 09/15/2044	1,561	1,507
FHLMC REMIC, Ser 2017-4673, Cl PH
3.500%, 01/15/2045	1,951	1,907

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC REMIC, Ser 2017-4700, Cl HV
3.000%, 09/15/2040	$4,466	$4,276
FHLMC REMIC, Ser 2017-4709, Cl AB
3.000%, 08/15/2047	522	489
FHLMC REMIC, Ser 2017-4740, Cl P
3.000%, 12/15/2047	4,774	4,210
FHLMC REMIC, Ser 2018-4820, Cl JI, IO
5.000%, 02/15/2048	537	110
FHLMC REMIC, Ser 2020-4978, Cl MI, IO
4.000%, 05/25/2040	1,702	245
FHLMC REMIC, Ser 2020-4996, Cl BI, IO
2.500%, 06/25/2050	3,787	541
FHLMC REMIC, Ser 2020-5010, Cl IE, IO
4.000%, 09/25/2050	2,465	507
FHLMC REMIC, Ser 2020-5018, Cl LW
1.000%, 10/25/2040	1,232	980
FHLMC REMIC, Ser 2020-5048, Cl A
1.000%, 06/15/2044	2,218	2,034
FHLMC REMIC, Ser 2021-5079, Cl CB
1.000%, 02/25/2051	5,935	5,016
FHLMC REMIC, Ser 2021-5083, Cl AI, IO
2.500%, 03/25/2051	3,128	439
FHLMC REMIC, Ser 2021-5091, Cl IG, IO
3.500%, 04/25/2051	2,713	515
FHLMC REMIC, Ser 2021-5169, Cl IO, IO
3.000%, 09/25/2051	3,266	528
FHLMC REMIC, Ser 2021-5170, Cl DP
2.000%, 07/25/2050	2,037	1,754
FHLMC REMIC, Ser 2021-5183, Cl IC, IO
3.000%, 01/25/2052	3,496	609
FHLMC REMIC, Ser 2022-5213, Cl JH
3.000%, 09/25/2051	2,603	2,434
FHLMC REMIC, Ser 2022-5228, Cl DG
3.500%, 01/25/2046	5,299	5,014
FHLMC REMIC, Ser 2022-5243, Cl AV
5.000%, 06/25/2033	3,821	3,754
FHLMC REMIC, Ser 2022-5264, Cl AB
4.500%, 08/25/2039	969	959
FHLMC REMIC, Ser 2023-5320, Cl CI, IO
4.000%, 10/15/2047	3,654	637
FHLMC REMIC, Ser 2024-5413, Cl KV
5.500%, 03/25/2035	7,105	7,172
FHLMC Seasoned Credit Risk Transfer Trust, Ser 2017-3, Cl MA
3.000%, 07/25/2056	3,236	3,039
FHLMC Seasoned Credit Risk Transfer Trust, Ser 2018-1, Cl MA
3.000%, 05/25/2057	3,387	3,149
FHLMC Seasoned Credit Risk Transfer Trust, Ser 2018-3, Cl MA
3.500%, 08/25/2057(A)	1,758	1,685

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2024

Short-Duration Government Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC Seasoned Credit Risk Transfer Trust, Ser 2019-1, Cl MA
3.500%, 07/25/2058	$3,427	$3,271
FHLMC Seasoned Credit Risk Transfer Trust, Ser 2019-2, Cl MA
3.500%, 08/26/2058	5,786	5,502
FHLMC Seasoned Credit Risk Transfer Trust, Ser 2019-3, Cl MV
3.500%, 10/25/2058	870	803
FHLMC Seasoned Credit Risk Transfer Trust, Ser 2019-4, Cl MA
3.000%, 02/25/2059	4,408	4,083
FHLMC Seasoned Credit Risk Transfer Trust, Ser 2020-2, Cl MA
2.000%, 11/25/2059	570	510
FHLMC Seasoned Credit Risk Transfer Trust, Ser 2021-2, Cl TT
2.000%, 11/25/2060	7,192	6,389
FHLMC Seasoned Credit Risk Transfer Trust, Ser 2021-3, Cl TT
2.000%, 03/25/2061	1,267	1,120
FHLMC Structured Pass-Through Certificates, Ser 2002-42, Cl A5
7.500%, 02/25/2042	165	173
FHLMC, Ser 2013-303, Cl C16, IO
3.500%, 01/15/2043	1,534	247
FHLMC, Ser 2013-303, Cl C2, IO
3.500%, 01/15/2028	321	9
FHLMC, Ser 2020-373, Cl 100
1.000%, 10/25/2038	4,139	3,652
FHLMC, Ser 2022-386, Cl C14, IO
2.500%, 03/15/2052	3,722	561
FHLMC, Ser 2022-389, Cl C35, IO
2.000%, 06/15/2052	4,458	579
FNMA
7.000%, 06/01/2037	1	2
6.750%, H15T1Y + 2.165%, 08/01/2029(A)	17	17
6.500%, 05/01/2026 to 01/01/2036	33	34
6.000%, 07/01/2038 to 05/01/2053	8,084	8,241
5.500%, 06/01/2038 to 06/01/2053	5,766	5,728
5.170%, 02/01/2029	3,325	3,375
5.065%, 12/01/2028	2,440	2,476
4.820%, 04/01/2029	2,595	2,614
4.500%, 04/01/2026 to 08/01/2044	5,512	5,452
4.390%, 04/01/2029	2,862	2,833
4.000%, 05/01/2026 to 08/01/2051	3,713	3,597
3.500%, 10/01/2027 to 02/01/2045	29,392	28,627
3.000%, 09/01/2027 to 11/01/2036	9,944	9,450
2.960%, 01/01/2027	1,110	1,075
2.500%, 01/01/2028 to 09/01/2036	17,205	16,425
2.000%, 05/01/2036 to 12/01/2036	5,880	5,270

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA Interest, Ser 2009-397, Cl 6
2.000%, 09/25/2039	$659	$574
FNMA Interest, Ser 2012-410, Cl C6, IO
4.000%, 05/25/2027	84	2
FNMA Interest, Ser 2013-418, Cl C16, IO
4.500%, 08/25/2043	1,630	311
FNMA Interest, Ser 2022-426, Cl C38, IO
2.000%, 03/25/2052	4,271	522
FNMA Interest, Ser 2023-429, Cl C3, IO
2.500%, 09/25/2052	4,138	646
FNMA Interest, Ser 2023-437, Cl C8, IO
2.500%, 06/25/2052	3,588	560
FNMA or FHLMC TBA
6.500%, 11/15/2054	850	868
2.500% - 6.000%, 11/15/2054	12,013	11,851
FNMA REMIC, Ser 2002-53, Cl FK
5.371%, SOFR30A + 0.514%, 04/25/2032(A)	28	28
FNMA REMIC, Ser 2005-101, Cl B
5.000%, 11/25/2035	654	659
FNMA REMIC, Ser 2006-76, Cl QF
5.371%, SOFR30A + 0.514%, 08/25/2036(A)	154	152
FNMA REMIC, Ser 2006-79, Cl DF
5.321%, SOFR30A + 0.464%, 08/25/2036(A)	115	114
FNMA REMIC, Ser 2007-47, Cl DA
5.600%, 05/25/2037	157	161
FNMA REMIC, Ser 2007-64, Cl FB
5.341%, SOFR30A + 0.484%, 07/25/2037(A)	994	984
FNMA REMIC, Ser 2008-16, Cl FA
5.671%, SOFR30A + 0.814%, 03/25/2038(A)	402	402
FNMA REMIC, Ser 2009-110, Cl FD
5.721%, SOFR30A + 0.864%, 01/25/2040(A)	1,985	1,988
FNMA REMIC, Ser 2009-112, Cl FM
5.721%, SOFR30A + 0.864%, 01/25/2040(A)	1,276	1,278
FNMA REMIC, Ser 2009-77, Cl ZA
4.500%, 10/25/2039	783	774
FNMA REMIC, Ser 2009-82, Cl FC
5.891%, SOFR30A + 1.034%, 10/25/2039(A)	1,503	1,516
FNMA REMIC, Ser 2009-82, Cl FD
5.821%, SOFR30A + 0.964%, 10/25/2039(A)	1,573	1,582
FNMA REMIC, Ser 2010-4, Cl PL
4.500%, 02/25/2040	391	387
FNMA REMIC, Ser 2010-56, Cl AF
5.658%, SOFR30A + 0.664%, 06/25/2040(A)	1,301	1,291

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2024

Short-Duration Government Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC, Ser 2011-17, Cl ZM
3.500%, 03/25/2031	$3,354	$3,267
FNMA REMIC, Ser 2012-103, Cl HB
1.500%, 09/25/2027	618	596
FNMA REMIC, Ser 2012-111, Cl NI, IO
3.500%, 10/25/2027	213	7
FNMA REMIC, Ser 2012-124, Cl BC
3.000%, 03/25/2042	1,706	1,644
FNMA REMIC, Ser 2012-140, Cl PA
2.000%, 12/25/2042	2,353	1,976
FNMA REMIC, Ser 2012-27, Cl PI, IO
4.500%, 02/25/2042	870	63
FNMA REMIC, Ser 2012-43, Cl AI, IO
3.500%, 04/25/2027	728	17
FNMA REMIC, Ser 2012-47, Cl QI, IO
5.536%, 05/25/2042(A)	19	1
FNMA REMIC, Ser 2012-53, Cl BI, IO
3.500%, 05/25/2027	109	3
FNMA REMIC, Ser 2012-93, Cl IL, IO
3.000%, 09/25/2027	153	4
FNMA REMIC, Ser 2012-97, Cl JI, IO
3.000%, 07/25/2027	160	2
FNMA REMIC, Ser 2012-98, Cl BI, IO
6.000%, 01/25/2042	640	48
FNMA REMIC, Ser 2013-10, Cl YA
1.250%, 02/25/2028	825	791
FNMA REMIC, Ser 2013-12, Cl P
1.750%, 11/25/2041	246	237
FNMA REMIC, Ser 2013-121, Cl FA
5.371%, SOFR30A + 0.514%, 12/25/2043(A)	9,031	8,922
FNMA REMIC, Ser 2013-130, Cl FQ
5.171%, SOFR30A + 0.314%, 06/25/2041(A)	1,443	1,428
FNMA REMIC, Ser 2013-4, Cl JB
1.250%, 02/25/2028	552	530
FNMA REMIC, Ser 2013-4, Cl CB
1.250%, 02/25/2028	980	941
FNMA REMIC, Ser 2013-9, Cl PT
1.250%, 02/25/2028	481	461
FNMA REMIC, Ser 2013-98, Cl ZA
4.500%, 09/25/2043	5,432	5,301
FNMA REMIC, Ser 2014-50, Cl SC, IO
0.944%, 08/25/2044(A)	658	44
FNMA REMIC, Ser 2015-21, Cl WI, IO
1.017%, 04/25/2055(A)	518	13
FNMA REMIC, Ser 2015-41, Cl AG
3.000%, 09/25/2034	423	412
FNMA REMIC, Ser 2015-42, Cl AI, IO
1.175%, 06/25/2055(A)	540	15
FNMA REMIC, Ser 2015-5, Cl CP
3.000%, 06/25/2043	670	645

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC, Ser 2015-68, Cl HI, IO
3.500%, 09/25/2035	$323	$31
FNMA REMIC, Ser 2015-68, Cl JI, IO
3.500%, 08/25/2030	93	4
FNMA REMIC, Ser 2015-75, Cl DB
3.000%, 08/25/2035	1,173	1,117
FNMA REMIC, Ser 2016-3, Cl JI, IO
3.500%, 02/25/2031	70	1
FNMA REMIC, Ser 2016-3, Cl IN, IO
6.000%, 02/25/2046	1,882	294
FNMA REMIC, Ser 2016-42, Cl DA
3.000%, 07/25/2045	349	327
FNMA REMIC, Ser 2016-71, Cl IN, IO
3.500%, 10/25/2046	394	81
FNMA REMIC, Ser 2016-95, Cl BC
2.500%, 07/25/2040	1,547	1,443
FNMA REMIC, Ser 2017-15, Cl BC
3.250%, 11/25/2043	1,228	1,186
FNMA REMIC, Ser 2017-68, Cl IB, IO
4.500%, 09/25/2047	1,599	291
FNMA REMIC, Ser 2017-69, Cl GA
3.000%, 05/25/2045	1,391	1,332
FNMA REMIC, Ser 2018-12, Cl PK
3.000%, 03/25/2046	7,192	6,997
FNMA REMIC, Ser 2018-13, Cl MP
3.500%, 12/25/2057	2,013	1,879
FNMA REMIC, Ser 2018-55, Cl PA
3.500%, 01/25/2047	9,440	9,278
FNMA REMIC, Ser 2018-89, Cl CA
4.000%, 06/25/2053	1,862	1,845
FNMA REMIC, Ser 2019-38, Cl PC
3.000%, 02/25/2048	684	633
FNMA REMIC, Ser 2020-26, Cl IA, IO
3.500%, 11/25/2039	2,400	221
FNMA REMIC, Ser 2020-26, Cl AI, IO
3.000%, 04/25/2033	1,471	90
FNMA REMIC, Ser 2020-35, Cl AI, IO
3.000%, 06/25/2050	3,540	583
FNMA REMIC, Ser 2020-37, Cl IM, IO
4.000%, 06/25/2050	2,908	572
FNMA REMIC, Ser 2020-4, Cl AP
2.500%, 02/25/2050	1,421	1,208
FNMA REMIC, Ser 2020-65, Cl BI, IO
4.000%, 09/25/2050	2,496	489
FNMA REMIC, Ser 2020-74, Cl HI, IO
5.500%, 10/25/2050	2,478	454
FNMA REMIC, Ser 2020-77, Cl HI, IO
4.000%, 11/25/2050	3,100	636
FNMA REMIC, Ser 2020-85, Cl PI, IO
3.000%, 12/25/2050	3,641	613
FNMA REMIC, Ser 2021-26, Cl YI, IO
3.500%, 05/25/2050	3,537	607

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2024

Short-Duration Government Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC, Ser 2021-3, Cl TI, IO
2.500%, 02/25/2051	$3,789	$645
FNMA REMIC, Ser 2021-3, Cl NI, IO
2.500%, 02/25/2051	4,254	632
FNMA REMIC, Ser 2021-95, Cl GI, IO
3.000%, 01/25/2052	3,695	531
FNMA REMIC, Ser 2022-22, Cl QH
4.500%, 05/25/2052	5,331	5,178
FNMA REMIC, Ser 2022-72, Cl CB
5.250%, 07/25/2039	6,160	6,169
FNMA REMIC, Ser 2022-77, Cl CA
5.000%, 04/25/2039	2,328	2,315
FNMA REMIC, Ser 2023-45, Cl S, IO
1.179%, 01/25/2048(A)	4,028	408
FNMA REMIC, Ser 2023-53, Cl GB
6.000%, 08/25/2044	871	880
FNMA REMIC, Ser 2023-57, Cl SC, IO
1.029%, 10/25/2049(A)	3,847	374
FNMA REMIC, Ser 2024-41, Cl DA
5.500%, 12/25/2051	12,555	12,553
FNMA, Ser 2018- M12, Cl FA
5.856%, SOFR30A + 0.514%, 08/25/2025(A)	104	104
FNMA, Ser 2019-M21, Cl X1, IO
1.455%, 05/25/2029(A)	9,828	389
GNMA
6.500%, 12/15/2037 to 02/20/2039	86	89
6.000%, 02/15/2029 to 06/15/2041	373	384
5.500%, 10/15/2034 to 02/15/2041	776	792
5.000%, 09/15/2039 to 04/15/2041	312	312
4.500%, 09/20/2049	1,159	1,116
4.000%, 07/15/2041 to 08/15/2041	46	44
3.500%, 06/20/2046	1,549	1,420
GNMA, Ser 2003-86, Cl ZD
5.500%, 10/20/2033	1,521	1,536
GNMA, Ser 2010-26, Cl JI, IO
5.000%, 02/16/2040	1,083	240
GNMA, Ser 2010-57, Cl TI, IO
5.000%, 05/20/2040	519	99
GNMA, Ser 2010-68, Cl WA
3.000%, 12/16/2039	572	558
GNMA, Ser 2012-126, Cl IO, IO
3.500%, 10/20/2042	1,561	219
GNMA, Ser 2012-143, Cl XK
2.000%, 12/16/2027	1,810	1,758
GNMA, Ser 2012-26, Cl GJ
2.500%, 02/20/2027	1,738	1,700
GNMA, Ser 2012-30, Cl AB
2.250%, 03/20/2027	799	780
GNMA, Ser 2012-34, Cl KA
2.250%, 03/20/2027	809	790
GNMA, Ser 2012-36, Cl AB
3.000%, 10/20/2040	175	172

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2012-38, Cl GE
2.250%, 03/20/2027	$1,131	$1,103
GNMA, Ser 2012-51, Cl GI, IO
3.500%, 07/20/2040	87	1
GNMA, Ser 2012-84, Cl TE
1.500%, 03/20/2042	1,105	1,027
GNMA, Ser 2013-129, Cl AF
5.274%, TSFR1M + 0.514%, 10/20/2039(A)	2,616	2,598
GNMA, Ser 2013-136, Cl AB
2.000%, 08/20/2027	669	655
GNMA, Ser 2013-157, Cl AE
2.500%, 10/16/2028	6,570	6,371
GNMA, Ser 2013-164, Cl CE
2.000%, 11/16/2028	3,928	3,801
GNMA, Ser 2013-166, Cl DA
3.500%, 06/20/2040	229	224
GNMA, Ser 2013-26, Cl IK, IO
3.000%, 02/16/2043	295	40
GNMA, Ser 2013-51, Cl IB, IO
3.500%, 03/20/2027	128	3
GNMA, Ser 2014-129, Cl BA
2.000%, 09/20/2029	2,161	2,071
GNMA, Ser 2014-139, Cl KA
2.000%, 09/20/2029	2,219	2,132
GNMA, Ser 2014-144, Cl DG
2.000%, 09/16/2029	4,080	3,946
GNMA, Ser 2014-146, Cl GH
2.000%, 09/20/2029	3,215	3,068
GNMA, Ser 2014-149, Cl EA
2.000%, 10/20/2029	1,123	1,089
GNMA, Ser 2014-158, Cl A
2.000%, 10/20/2029	1,890	1,808
GNMA, Ser 2014-4, Cl BI, IO
4.000%, 01/20/2044	124	24
GNMA, Ser 2014-55, Cl LB
2.500%, 10/20/2040	120	115
GNMA, Ser 2014-56, Cl BP
2.500%, 12/16/2039	743	693
GNMA, Ser 2015-119, Cl ND
2.500%, 12/20/2044	1,329	1,237
GNMA, Ser 2015-126, Cl GI, IO
3.500%, 02/16/2027	32	–
GNMA, Ser 2015-126, Cl HI, IO
4.000%, 12/16/2026	18	–
GNMA, Ser 2015-132, Cl EI, IO
6.000%, 09/20/2045	798	154
GNMA, Ser 2015-165, Cl I, IO
3.500%, 07/20/2043	568	85
GNMA, Ser 2015-185, Cl GI, IO
3.500%, 02/20/2041	64	–
GNMA, Ser 2015-40, Cl PA
2.000%, 04/20/2044	533	516

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2024

Short-Duration Government Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2016-126, Cl KI, IO
3.000%, 09/20/2028	$133	$4
GNMA, Ser 2016-167, Cl AI, IO
5.500%, 03/20/2039	761	83
GNMA, Ser 2016-23, Cl CI, IO
3.500%, 04/20/2042	436	17
GNMA, Ser 2016-42, Cl EI, IO
6.000%, 02/20/2046	740	98
GNMA, Ser 2016-49, Cl PI, IO
4.500%, 11/16/2045	1,082	199
GNMA, Ser 2016-99, Cl LI, IO
4.000%, 05/20/2029	310	2
GNMA, Ser 2017-107, Cl JI, IO
4.000%, 03/20/2047	862	155
GNMA, Ser 2017-134, Cl BI, IO
5.000%, 09/16/2047	188	41
GNMA, Ser 2017-2, Cl AI, IO
5.000%, 01/16/2047	229	49
GNMA, Ser 2017-26, Cl IB, IO
5.500%, 02/20/2047	479	76
GNMA, Ser 2017-26, Cl IA, IO
5.500%, 02/16/2047	732	111
GNMA, Ser 2017-26, Cl KI, IO
6.000%, 09/20/2040	901	147
GNMA, Ser 2017-95, Cl PG
2.500%, 12/20/2045	415	386
GNMA, Ser 2018-127, Cl PB
3.000%, 09/20/2047	1,289	1,197
GNMA, Ser 2018-6, Cl CM
2.500%, 10/20/2046	4,306	3,879
GNMA, Ser 2018-72, Cl ID, IO
4.500%, 08/20/2045	2,249	417
GNMA, Ser 2019-132, Cl NA
3.500%, 09/20/2049	2,481	2,318
GNMA, Ser 2019-43, Cl IA, IO
4.500%, 05/20/2048	1,367	214
GNMA, Ser 2019-5, Cl JI, IO
5.000%, 07/16/2044	2,030	299
GNMA, Ser 2020-17, Cl EI, IO
5.000%, 02/20/2050	1,671	362
GNMA, Ser 2020-47, Cl AC
1.500%, 04/16/2050	3,571	2,912
GNMA, Ser 2021-215, Cl KA
2.500%, 10/20/2049	2,971	2,594
GNMA, Ser 2022-124, Cl HA
4.000%, 12/20/2048	1,096	1,069
GNMA, Ser 2022-34, Cl QJ
3.000%, 02/20/2052	2,561	2,338
GNMA, Ser 2022-75, Cl DA
4.000%, 09/20/2047	4,249	4,127

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2022-76, Cl GA
4.000%, 03/20/2052	$4,810	$4,630
GNMA, Ser 2022-87, Cl CA
2.500%, 09/20/2036	10,394	9,619
GNMA, Ser 2023-112, Cl NA
6.000%, 11/20/2052	1,230	1,236

		489,484
Total Mortgage-Backed Securities
(Cost $497,192) ($ Thousands)		489,484

U.S. TREASURY OBLIGATIONS — 20.8%
U.S. Treasury Inflation Indexed Notes
1.750%, 01/15/2034	3,866	3,793
1.375%, 07/15/2033	3,498	3,347
U.S. Treasury Notes
4.375%, 12/15/2026	47,475	47,684
4.000%, 02/15/2026	45,200	45,062
2.125%, 05/31/2026	31,400	30,414

Total U.S. Treasury Obligations
(Cost $130,355) ($ Thousands)		130,300

REPURCHASE AGREEMENTS(B) — 3.1%
BNP Paribas
4.850%, dated 10/31/2024 to be repurchased on 11/01/2024, repurchase price $9,801,320 (collateralized by U.S. Government obligations, ranging in par value $1,000 - $30,249,773, 0.375% - 7.000%, 09/30/2027 – 09/01/2054; with a total market value $9,996,000)	9,800	9,800
Deutsche Bank
4.850%, dated 10/31/2024 to be repurchased on 11/01/2024, repurchase price $9,701,307 (collateralized by a U.S. Government obligation, par value $13,154,800, 2.875%, 05/15/2052; with a total market value $9,894,003)	9,700	9,700

Total Repurchase Agreements
(Cost $19,500) ($ Thousands)		19,500

Total Investments in Securities — 101.8%
(Cost $647,047) ($ Thousands)		$639,284

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2024

Short-Duration Government Fund (Concluded)

A list of the open futures contracts held by the Fund at October 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
U.S. 2-Year Treasury Note	1,076	Dec-2024	$223,568	$221,597	$(1,971)
U.S. Long Treasury Bond	13	Dec-2024	1,625	1,534	(91)
			225,193	223,131	(2,062)
Short Contracts
U.S. 5-Year Treasury Note	(147)	Dec-2024	$(15,906)	$(15,763)	$143
U.S. 10-Year Treasury Note	(1,016)	Dec-2024	(115,383)	(112,236)	3,147
Ultra 10-Year U.S. Treasury Note	(310)	Dec-2024	(36,714)	(35,263)	1,451
			(168,003)	(163,262)	4,741
			$57,190	$59,869	$2,679

Percentages are based on Net Assets of $627,957 ($ Thousands).
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Tri-Party Repurchase Agreement.

See “Glossary” for abbreviations.

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2024

GNMA Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 98.9%
Agency Mortgage-Backed Obligations — 98.9%
FHLMC Multifamily Structured Pass-Through Certificates, Ser K066, Cl X1, IO
0.741%, 06/25/2027(A)	$1,578	$24
FHLMC Multifamily Structured Pass-Through Certificates, Ser K110, Cl X1, IO
1.694%, 04/25/2030(A)	594	42
FHLMC Multifamily Structured Pass-Through Certificates, Ser K116, Cl X1, IO
1.419%, 07/25/2030(A)	692	44
FHLMC Multifamily Structured Pass-Through Certificates, Ser K123, Cl X1, IO
0.769%, 12/25/2030(A)	1,016	38
FHLMC Multifamily Structured Pass-Through Certificates, Ser K1520, Cl X1, IO
0.471%, 02/25/2036(A)	600	22
FHLMC Multifamily Structured Pass-Through Certificates, Ser K737, Cl X1, IO
0.620%, 10/25/2026(A)	1,919	20
FHLMC REMIC, Ser 2011-3930, Cl AI, IO
3.500%, 09/15/2026	34	1
FHLMC REMIC, Ser 2012-4018, Cl AI, IO
3.500%, 03/15/2027	24	–
FHLMC REMIC, Ser 2013-4166, Cl PI, IO
3.500%, 03/15/2041	59	2
FHLMC REMIC, Ser 2013-4176, Cl KI, IO
4.000%, 03/15/2028	52	1
FHLMC REMIC, Ser 2013-4178, Cl MI, IO
2.500%, 03/15/2028	71	2
FHLMC REMIC, Ser 2013-4182, Cl IE, IO
2.500%, 03/15/2028	76	2
FHLMC REMIC, Ser 2013-4199, Cl QI, IO
2.500%, 05/15/2028	105	3
FHLMC REMIC, Ser 2015-4484, Cl Cl, IO
4.000%, 07/15/2030	160	10
FHLMC REMIC, Ser 2016-4624, Cl BI, IO
5.500%, 04/15/2036	93	17
FHLMC REMIC, Ser 2017-4731, Cl LB
3.000%, 11/15/2047	167	130
FHLMC Seasoned Credit Risk Transfer Trust, Ser 2019-3, Cl MT
3.500%, 10/25/2058	172	152
FHLMC, Ser 2014-324, Cl C18, IO
4.000%, 12/15/2033	185	17
FNMA
8.000%, 03/01/2027 to 09/01/2028	4	4
7.000%, 09/01/2032	1	1
6.500%, 09/01/2032	13	13
FNMA Interest, Ser 2012-410, Cl C6, IO
4.000%, 05/25/2027	10	–
FNMA REMIC, Ser 2010-126, Cl NI, IO
5.500%, 11/25/2040	110	15

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FNMA REMIC, Ser 2012-53, Cl BI, IO
3.500%, 05/25/2027	$13	$–
FNMA REMIC, Ser 2012-93, Cl IL, IO
3.000%, 09/25/2027	79	2
FNMA REMIC, Ser 2012-98, Cl BI, IO
6.000%, 01/25/2042	63	5
FNMA REMIC, Ser 2014-68, Cl ID, IO
3.500%, 03/25/2034	187	8
FNMA REMIC, Ser 2015-21, Cl WI, IO
1.017%, 04/25/2055(A)	65	2
FNMA REMIC, Ser 2016-3, Cl JI, IO
3.500%, 02/25/2031	9	–
FNMA REMIC, Ser 2016-71, Cl IN, IO
3.500%, 10/25/2046	49	10
FNMA REMIC, Ser 2017-110, Cl PB
3.000%, 02/25/2057	79	62
FNMA REMIC, Ser 2018-13, Cl MP
3.500%, 12/25/2057	205	191
FNMA REMIC, Ser 2018-25, Cl AL
3.500%, 04/25/2048	49	43
FNMA, Ser 2019-M21, Cl X1, IO
1.455%, 05/25/2029(A)	908	36
FNMA, Ser 2020-M2, Cl X, IO
0.296%, 01/25/2030(A)	786	7
GNMA
8.000%, 07/15/2026 to 03/15/2032	29	30
7.500%, 02/15/2027 to 10/15/2035	25	25
6.500%, 02/15/2027 to 10/15/2038	105	111
6.000%, 04/15/2028 to 09/20/2054	428	432
5.500%, 01/15/2033 to 02/15/2041	452	460
5.000%, 06/15/2033 to 07/15/2052	894	894
4.500%, 08/15/2033 to 08/20/2049	1,473	1,435
4.000%, 03/20/2040 to 09/20/2048	1,573	1,493
3.875%, 05/15/2042 to 08/15/2042	585	554
3.500%, 03/20/2041 to 02/20/2049	2,056	1,872
3.000%, 04/20/2045 to 12/20/2050	1,625	1,440
2.500%, 09/20/2045 to 09/20/2051	2,399	2,042
2.000%, 08/20/2050 to 12/20/2050	2,225	1,819
GNMA TBA
2.500 – 6.500%, 11/15/2054	397	464
GNMA, Ser 2010-57, Cl TI, IO
5.000%, 05/20/2040	233	44
GNMA, Ser 2012-113, Cl BZ
3.000%, 09/16/2042	221	181
GNMA, Ser 2012-126, Cl IO, IO
3.500%, 10/20/2042	191	27
GNMA, Ser 2012-51, Cl GI, IO
3.500%, 07/20/2040	58	1
GNMA, Ser 2012-69, Cl AI, IO
4.500%, 05/16/2027	2	–
GNMA, Ser 2013-149, Cl LZ
2.500%, 10/20/2043	51	43

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2024

GNMA Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2013-169, Cl ZK
2.500%, 11/20/2043	$58	$49
GNMA, Ser 2013-26, Cl IK, IO
3.000%, 02/16/2043	193	26
GNMA, Ser 2013-99, Cl AX
3.000%, 07/20/2043(B)	52	48
GNMA, Ser 2014-122, Cl IP, IO
3.500%, 08/16/2029	114	5
GNMA, Ser 2014-144, Cl BI, IO
3.000%, 09/16/2029	41	1
GNMA, Ser 2014-21, Cl DI, IO
4.000%, 04/16/2026	53	–
GNMA, Ser 2015-161, Cl GZ
3.000%, 11/20/2045	294	258
GNMA, Ser 2015-18, Cl IC, IO
3.500%, 02/16/2030	85	3
GNMA, Ser 2015-185, Cl GI, IO
3.500%, 02/20/2041	42	–
GNMA, Ser 2015-24, Cl CI, IO
3.500%, 02/20/2045	121	19
GNMA, Ser 2015-62, Cl CI, IO
4.500%, 05/20/2045	127	29
GNMA, Ser 2015-84, Cl IO, IO
3.500%, 05/16/2042	203	30
GNMA, Ser 2016-126, Cl KI, IO
3.000%, 09/20/2028	88	2
GNMA, Ser 2016-136, Cl PJ
3.500%, 01/20/2046	360	303
GNMA, Ser 2016-161, Cl GI, IO
5.000%, 11/16/2046	97	15
GNMA, Ser 2016-167, Cl AI, IO
5.500%, 03/20/2039	197	21
GNMA, Ser 2016-23, Cl CI, IO
3.500%, 04/20/2042	285	11
GNMA, Ser 2016-42, Cl EI, IO
6.000%, 02/20/2046	198	26
GNMA, Ser 2016-49, Cl PZ
3.000%, 11/16/2045	250	179
GNMA, Ser 2016-99, Cl LI, IO
4.000%, 05/20/2029	127	1
GNMA, Ser 2017-107, Cl JI, IO
4.000%, 03/20/2047	292	53
GNMA, Ser 2017-130, Cl IO, IO
4.500%, 02/20/2040	130	23
GNMA, Ser 2017-134, Cl BI, IO
5.000%, 09/16/2047	85	19
GNMA, Ser 2017-134, Cl CG
2.500%, 09/20/2047	80	67
GNMA, Ser 2017-163, Cl YA
2.500%, 11/20/2047	225	182
GNMA, Ser 2017-182, Cl LZ
3.000%, 12/20/2047	153	93

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GNMA, Ser 2017-2, Cl AI, IO
5.000%, 01/16/2047	$148	$32
GNMA, Ser 2018-1, Cl HB
2.500%, 01/20/2048	228	186
GNMA, Ser 2018-37, Cl BY
3.500%, 03/20/2048	200	176
GNMA, Ser 2019-43, Cl IA, IO
4.500%, 05/20/2048	117	18
GNMA, Ser 2020-115, Cl YA
1.000%, 08/20/2050	51	39
GNMA, Ser 2020-74, Cl IC, IO
3.000%, 05/20/2035	344	17

		16,224
Total Mortgage-Backed Securities
(Cost $17,849) ($ Thousands)		16,224

U.S. TREASURY OBLIGATION — 0.6%
U.S. Treasury Inflation Indexed Notes
1.750%, 01/15/2034	102	100

Total U.S. Treasury Obligation
(Cost $99) ($ Thousands)		100

REPURCHASE AGREEMENT(C) — 2.4%
BNP Paribas
4.850%, dated 10/31/2024 to be repurchased on 11/01/2024, repurchase price $400,054 (collateralized by U.S. Government obligations, ranging in par value $1,000 - $101,072, 2.475% - 6.500%, 06/01/2026 – 10/20/2054; with a total market value $408,001)	400	400
Total Repurchase Agreement
(Cost $400) ($ Thousands)		400

Total Investments in Securities — 101.9%
(Cost $18,348) ($ Thousands)		$16,724

SEI Daily Income Trust

SCHEDULE OF INVESTMENTS (Unaudited)

October 31, 2024

GNMA Fund (Concluded)

A list of the open futures contracts held by the Fund at October 31, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
U.S. 2-Year Treasury Note	3	Dec-2024	$623	$617	$(6)
U.S. 5-Year Treasury Note	7	Dec-2024	769	751	(18)
U.S. Ultra Long Treasury Bond	2	Dec-2024	268	251	(17)
Ultra 10-Year U.S. Treasury Note	2	Dec-2024	237	227	(10)
			1,897	1,846	(51)
Short Contracts
U.S. 10-Year Treasury Note	(2)	Dec-2024	$(225)	$(221)	$4
U.S. Long Treasury Bond	(8)	Dec-2024	(1,001)	(943)	58
			(1,226)	(1,164)	62
			$671	$682	$11

Percentages are based on Net Assets of $16,417 ($ Thousands).
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(C)	Tri-Party Repurchase Agreement.

See “Glossary” for abbreviations.

SEI Daily Income Trust

Glossary (abbreviations which may be used in the preceding Schedules of Investments):

Portfolio Abbreviations
ARM — Adjustable Rate Mortgage
Cl — Class
CLO — Collateralized Loan Obligation
DAC — Designated Activity Company
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
GO — General Obligation
IO — Interest Only — face amount represents notional amount
MTN — Medium Term Note
RB — Revenue Bond
REMIC — Real Estate Mortgage Investment Conduit
Ser — Series
SOFR — Secured Overnight Financing Rate
SOFR30A — Secured Overnight Financing Rate 30-day Average
SOFRINDX — Secured Overnight Financing Rate Index
TBA — To Be Announced

SEI Daily Income Trust